Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS
At March 31, 2026
(unaudited)

	Shares	Value
COMMON STOCKS - 45.0%
Australia - 1.0%
ANZ Group Holdings Ltd.	17,618	$ 437,235
APA Group	8,040	55,195
Aristocrat Leisure Ltd.	3,277	102,490
ASX Ltd.	1,180	42,580
BHP Group Ltd.	29,983	1,042,407
Brambles Ltd.	8,071	125,850
CAR Group Ltd. (A)	2,242	35,269
Cochlear Ltd.	389	45,385
Coles Group Ltd.	8,031	121,680
Commonwealth Bank of Australia	9,777	1,131,244
Computershare Ltd.	3,095	60,624
CSL Ltd.	2,907	282,360
Evolution Mining Ltd.	12,104	105,392
Fortescue Ltd.	10,151	142,245
Goodman Group, REIT	11,278	198,733
Insurance Australia Group Ltd.	13,875	70,266
Lottery Corp. Ltd.	13,237	49,135
Lynas Rare Earths Ltd. (B)	5,374	70,300
Macquarie Group Ltd.	2,127	296,337
Medibank Pvt Ltd.	16,238	48,847
National Australia Bank Ltd.	18,119	518,050
Northern Star Resources Ltd.	8,166	114,711
Origin Energy Ltd.	10,231	87,389
Pro Medicus Ltd.	329	26,536
Qantas Airways Ltd.	4,375	25,265
QBE Insurance Group Ltd.	8,841	129,500
Quintis Australia Pty. Ltd. (C)(D)(E)	1,725,383	1
REA Group Ltd.	311	33,564
Rio Tinto Ltd.	2,188	243,696
Santos Ltd.	19,263	105,792
Scentre Group, REIT	30,996	71,000
SGH Ltd.	1,209	33,708
Sigma Healthcare Ltd.	30,805	56,323
Sonic Healthcare Ltd.	2,772	39,111
South32 Ltd.	26,709	78,687
Stockland, REIT	14,725	43,788
Suncorp Group Ltd.	6,378	71,068
Telstra Group Ltd.	23,620	86,861
Transurban Group	18,465	178,486
Vicinity Ltd., REIT	23,757	38,355
Washington H Soul Pattinson & Co. Ltd.	2,014	56,138
Wesfarmers Ltd.	6,676	335,831
Westpac Banking Corp.	20,155	548,868
WiseTech Global Ltd.	1,177	30,875
Woodside Energy Group Ltd.	11,213	271,161
Woolworths Group Ltd.	7,293	183,208
		7,871,546
Austria - 0.0% *
BAWAG Group AG (F)	380	56,879
Erste Group Bank AG	1,533	163,902
OMV AG	738	53,911
Raiffeisen Bank International AG	661	27,780
Verbund AG	341	25,876
		328,348
	Shares	Value
COMMON STOCKS (continued)
Belgium - 0.1%
Ageas SA	815	$ 59,394
Anheuser-Busch InBev SA	5,441	375,578
D'ieteren Group	118	21,577
Elia Group SA (B)	240	36,562
Financiere de Tubize SA (A)	109	26,709
Groupe Bruxelles Lambert NV	437	39,272
KBC Group NV	1,265	152,795
Lotus Bakeries NV (A)	2	22,516
Sofina SA (A)	91	21,878
Syensqo SA (A)	401	22,934
UCB SA (A)	688	205,566
		984,781
Bermuda - 0.0% *
Arch Capital Group Ltd. (B)	1,679	161,167
Everest Group Ltd.	191	62,429
		223,596
Canada - 2.0%
Agnico Eagle Mines Ltd.	2,845	577,487
Alamos Gold, Inc., Class A	2,365	105,219
Alimentation Couche-Tard, Inc.	4,228	239,650
AltaGas Ltd.	1,694	58,756
ARC Resources Ltd. (A)	3,316	69,009
AtkinsRealis Group, Inc.	982	63,179
Bank of Montreal	4,232	573,211
Bank of Nova Scotia	7,214	500,276
Barrick Mining Corp.	9,749	398,412
BCE, Inc. (A)	419	10,572
Bombardier, Inc., Class B (B)	503	88,957
Brookfield Corp.	12,419	503,241
CAE, Inc. (B)	1,767	46,007
Cameco Corp.	2,539	276,112
Canadian Imperial Bank of Commerce	5,441	515,665
Canadian National Railway Co.	2,966	305,278
Canadian Natural Resources Ltd. (A)	11,892	580,110
Canadian Pacific Kansas City Ltd.	5,116	402,594
Canadian Tire Corp. Ltd., Class A (A)	285	38,328
Canadian Utilities Ltd., Class A	748	26,272
CCL Industries, Inc., Class B	803	50,312
Celestica, Inc. (B)	671	189,285
Cenovus Energy, Inc.	8,047	213,569
CGI, Inc.	1,114	81,442
Constellation Software, Inc.	118	207,142
Descartes Systems Group, Inc. (B)	505	36,171
Dollarama, Inc.	1,554	190,723
Element Fleet Management Corp.	2,368	51,357
Emera, Inc.	1,681	87,137
Empire Co. Ltd., Class A	710	25,433
Enbridge, Inc. (A)	12,242	663,625
Fairfax Financial Holdings Ltd.	118	201,062
First Quantum Minerals Ltd. (B)	4,139	98,960
FirstService Corp.	236	32,831
Fortis, Inc.	2,835	158,166
Franco-Nevada Corp.	1,105	273,609
George Weston Ltd.	982	69,377
GFL Environmental, Inc.	1,388	57,901
Transamerica Series Trust

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)
At March 31, 2026
(unaudited)
	Shares	Value
COMMON STOCKS (continued)
Canada (continued)
Gildan Activewear, Inc.	1,037	$ 57,750
Great-West Lifeco, Inc.	1,587	74,325
Hydro One Ltd. (A)(F)	1,872	77,310
iA Financial Corp., Inc.	531	58,929
IGM Financial, Inc. (A)	481	22,918
Imperial Oil Ltd.	993	130,066
Intact Financial Corp.	1,007	182,478
Ivanhoe Mines Ltd., Class A (A)(B)	4,526	38,685
Keyera Corp.	1,301	50,325
Kinross Gold Corp.	6,950	212,482
Loblaw Cos. Ltd.	3,428	156,282
Lululemon Athletica, Inc. (B)	492	75,325
Lundin Gold, Inc.	617	47,152
Lundin Mining Corp.	3,888	96,955
Magna International, Inc.	1,565	87,402
Manulife Financial Corp.	9,872	340,066
Metro, Inc.	1,154	78,957
National Bank of Canada (A)	2,260	292,447
Nutrien Ltd. (A)	2,715	204,947
Open Text Corp.	1,462	32,580
Pan American Silver Corp.	2,413	132,003
Pembina Pipeline Corp.	3,321	148,658
Power Corp. of Canada (A)	3,175	152,850
Rogers Communications, Inc., Class B	2,083	80,110
Royal Bank of Canada	8,193	1,324,450
Saputo, Inc.	1,384	43,238
Shopify, Inc., Class A (B)	7,415	879,822
Stantec, Inc.	677	58,526
Sun Life Financial, Inc.	3,184	199,472
Suncor Energy, Inc.	6,849	453,006
TC Energy Corp. (A)	5,824	364,696
Teck Resources Ltd., Class B	2,716	140,769
TELUS Corp.	2,905	37,338
TFI International, Inc. (A)	450	48,982
Thomson Reuters Corp.	933	84,212
TMX Group Ltd.	1,637	58,050
Toromont Industries Ltd.	466	65,242
Toronto-Dominion Bank	9,881	922,823
Tourmaline Oil Corp.	2,080	99,552
Waste Connections, Inc.	1,147	186,319
Wheaton Precious Metals Corp.	2,585	339,315
Whitecap Resources, Inc. (A)	6,926	78,167
WSP Global, Inc.	778	121,082
		16,402,500
Chile - 0.0% *
Antofagasta PLC	2,079	91,551
China - 0.0% *
Yangzijiang Shipbuilding Holdings Ltd.	15,180	44,630
Czech Republic - 0.0% *
CSG NV (B)	1,098	29,621
Denmark - 0.2%
AP Moller - Maersk AS, Class A	16	38,928
AP Moller - Maersk AS, Class B	22	54,632
	Shares	Value
COMMON STOCKS (continued)
Denmark (continued)
Carlsberg AS, Class B	510	$ 63,360
Coloplast AS, Class B	683	46,102
Danske Bank AS	3,574	172,641
Demant AS (B)	507	15,206
DSV AS	1,106	261,908
Genmab AS (B)	332	87,966
Novo Nordisk AS, Class B	17,824	636,571
Novonesis Novozymes, Class B	1,950	115,368
Orsted AS (B)(F)	2,839	68,503
Pandora AS	433	30,386
Rockwool AS, B Shares	526	14,329
Tryg AS	1,805	43,023
Vestas Wind Systems AS	5,285	155,439
		1,804,362
Finland - 0.2%
Elisa OYJ	780	37,793
Fortum OYJ (A)	2,426	61,354
Kesko OYJ, B Shares	1,483	32,705
Kone OYJ, Class B	1,864	118,024
Metso OYJ	3,579	60,976
Neste OYJ	2,306	74,498
Nokia OYJ	29,245	229,724
Nordea Bank Abp (A)	16,634	282,148
Orion OYJ, Class B (A)	588	47,371
Sampo OYJ, A Shares	13,036	138,653
Stora Enso OYJ, R Shares (A)	3,160	36,762
UPM-Kymmene OYJ (A)	2,823	87,447
Wartsila OYJ Abp	2,730	100,060
		1,307,515
France - 1.3%
Accor SA	1,009	47,373
Aeroports de Paris SA	186	22,488
Air Liquide SA	3,104	638,334
Airbus SE	3,195	593,899
Alstom SA (B)	1,788	50,137
Amundi SA (F)	336	28,487
AXA SA	8,955	406,159
Ayvens SA (F)	1,893	21,924
BioMerieux	223	23,662
BNP Paribas SA	5,414	506,817
Bollore SE	3,814	21,592
Bouygues SA	1,030	58,824
Bureau Veritas SA	1,913	56,826
Capgemini SE	804	93,395
Carrefour SA	3,145	57,817
Cie de Saint-Gobain SA	2,387	193,297
Cie Generale des Etablissements Michelin SCA	3,512	118,492
Covivio SA, REIT	299	17,712
Credit Agricole SA	5,701	104,971
Danone SA	3,494	278,821
Dassault Aviation SA	104	38,370
Dassault Systemes SE	3,599	71,842
Eiffage SA	365	55,330
Engie SA	9,875	316,282
Transamerica Series Trust

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)
At March 31, 2026
(unaudited)
	Shares	Value
COMMON STOCKS (continued)
France (continued)
EssilorLuxottica SA	1,633	$ 374,481
Gecina SA, REIT	247	19,357
Getlink SE	1,577	33,849
Hermes International SCA	174	323,599
Ipsen SA	203	37,636
Kering SA	406	120,416
Klepierre SA, REIT	1,153	43,206
Legrand SA	1,407	214,181
L'Oreal SA	1,300	524,935
LVMH Moet Hennessy Louis Vuitton SE	1,359	727,438
Orange SA	9,958	203,438
Pernod Ricard SA	1,122	83,285
Publicis Groupe SA	1,225	100,303
Renault SA (A)	1,031	34,583
Rexel SA	1,182	45,468
Safran SA	1,900	613,595
Sanofi SA	5,869	561,146
Sartorius Stedim Biotech	162	31,121
Schneider Electric SE	2,969	786,207
Societe Generale SA	3,724	265,839
Sodexo SA	477	24,314
Thales SA	491	143,072
TotalEnergies SE	10,794	1,009,453
Unibail-Rodamco-Westfield, REIT (B)	654	71,737
Veolia Environnement SA	3,372	127,293
Vinci SA	2,638	391,356
		10,734,159
Germany - 1.1%
adidas AG	913	144,206
Allianz SE	2,042	848,036
BASF SE	4,858	294,232
Bayer AG	5,262	239,543
Bayerische Motoren Werke AG	1,521	137,128
Beiersdorf AG	522	46,205
Brenntag SE	654	43,299
Commerzbank AG	3,903	138,902
Continental AG	591	40,713
CTS Eventim AG & Co. KGaA	335	19,229
Daimler Truck Holding AG	2,466	118,203
Delivery Hero SE (B)(F)	1,090	19,465
Deutsche Bank AG	9,760	283,325
Deutsche Boerse AG	998	289,653
Deutsche Lufthansa AG	3,226	26,832
Deutsche Post AG	4,951	256,087
Deutsche Telekom AG	19,731	728,654
E.ON SE	12,037	263,790
Evonik Industries AG	1,375	26,621
Fresenius Medical Care AG	1,188	52,962
Fresenius SE & Co. KGaA	2,284	117,003
GEA Group AG	784	55,459
Hannover Rueck SE	324	100,290
Heidelberg Materials AG	722	148,837
Henkel AG & Co. KGaA	557	39,787
Hensoldt AG	329	28,749
HOCHTIEF AG	82	36,282
	Shares	Value
COMMON STOCKS (continued)
Germany (continued)
Infineon Technologies AG	6,954	$ 305,436
Knorr-Bremse AG	392	44,018
LEG Immobilien SE	408	26,456
Mercedes-Benz Group AG	3,857	233,561
Merck KGaA	695	86,437
MTU Aero Engines AG	286	102,478
Muenchener Rueckversicherungs- Gesellschaft AG	699	435,802
Nemetschek SE	309	22,751
Rational AG	27	19,411
Rheinmetall AG	243	405,719
RWE AG	3,365	224,343
SAP SE	5,607	952,037
Scout24 SE (F)	399	30,438
Siemens AG	4,087	971,719
Siemens Energy AG	4,181	687,439
Siemens Healthineers AG (F)	1,824	76,530
Symrise AG	719	60,867
Talanx AG	345	42,110
Vonovia SE	4,108	102,372
Zalando SE (B)(F)	1,197	28,432
		9,401,848
Hong Kong - 0.3%
AIA Group Ltd.	63,374	685,773
BOC Hong Kong Holdings Ltd.	22,076	120,498
CK Asset Holdings Ltd.	11,555	65,517
CK Hutchison Holdings Ltd.	16,028	121,827
CK Infrastructure Holdings Ltd.	3,780	30,153
CLP Holdings Ltd.	9,850	92,330
Futu Holdings Ltd., ADR (B)	345	47,182
Galaxy Entertainment Group Ltd.	11,823	52,773
Henderson Land Development Co. Ltd.	8,817	32,519
HKT Trust & HKT Ltd.	22,632	35,271
Hong Kong & China Gas Co. Ltd.	67,259	60,901
Hong Kong Exchanges & Clearing Ltd.	7,256	359,598
Hong Kong Land Holdings Ltd.	6,531	50,746
Jardine Matheson Holdings Ltd.	976	69,442
Link, REIT	16,285	74,808
MTR Corp. Ltd. (A)	9,301	37,934
Power Assets Holdings Ltd.	8,311	64,708
Prudential PLC	13,846	190,230
Sino Land Co. Ltd.	21,954	32,170
SITC International Holdings Co. Ltd.	7,983	34,696
Sun Hung Kai Properties Ltd.	8,655	142,609
Swire Pacific Ltd., Class A	2,085	22,695
Techtronic Industries Co. Ltd.	8,755	113,999
WH Group Ltd. (F)	50,201	65,687
Wharf Holdings Ltd. (A)	6,425	17,732
Wharf Real Estate Investment Co. Ltd.	10,010	28,876
		2,650,674
Ireland - 0.5%
Accenture PLC, Class A	2,797	554,617
AerCap Holdings NV	923	126,617
AIB Group PLC	11,735	122,279
Allegion PLC	387	56,227
Transamerica Series Trust

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)
At March 31, 2026
(unaudited)
	Shares	Value
COMMON STOCKS (continued)
Ireland (continued)
Aptiv PLC (B)	1,012	$ 70,273
Bank of Ireland Group PLC	5,360	95,625
CRH PLC	3,075	323,244
Eaton Corp. PLC	1,780	636,653
Experian PLC	4,962	170,629
Kerry Group PLC, Class A	909	71,866
Kingspan Group PLC	856	71,336
Medtronic PLC	5,730	496,505
Ryanair Holdings PLC	4,704	129,784
Smurfit WestRock PLC	2,336	93,090
TE Connectivity PLC	1,367	285,730
Trane Technologies PLC	1,004	418,407
		3,722,882
Israel - 0.2%
Azrieli Group Ltd.	229	30,494
Bank Hapoalim BM	6,744	157,259
Bank Leumi Le-Israel BM	7,992	177,388
Check Point Software Technologies Ltd. (B)	463	66,140
CyberArk Software Ltd. (B)(C)(D)	306	13,770
Elbit Systems Ltd.	150	125,799
ICL Group Ltd.	4,176	21,502
Israel Discount Bank Ltd., Class A	6,596	66,038
Mizrahi Tefahot Bank Ltd.	841	60,929
Monday.com Ltd. (B)	233	16,103
Nice Ltd. (B)	333	36,739
Nova Ltd. (B)	160	69,026
Phoenix Financial Ltd.	1,229	64,884
Teva Pharmaceutical Industries Ltd., ADR (B)	6,187	186,352
Tower Semiconductor Ltd. (B)	1,344	230,262
		1,322,685
Italy - 0.4%
Banca Mediolanum SpA	1,210	24,167
Banca Monte dei Paschi di Siena SpA	10,725	92,069
Banco BPM SpA	6,060	83,073
BPER Banca SpA	7,872	101,316
Buzzi SpA	410	20,416
Davide Campari-Milano NV	3,362	23,821
ENEL SpA	44,005	476,842
Eni SpA (A)	11,084	318,364
Ferrari NV	692	231,156
FinecoBank Banca Fineco SpA	3,276	71,699
Generali	4,570	182,290
Intesa Sanpaolo SpA	75,010	447,460
Italgas SpA	3,254	37,724
Leonardo SpA	2,146	143,966
Moncler SpA	1,264	75,095
Poste Italiane SpA (F)	2,445	56,917
Prysmian SpA	1,514	172,861
Recordati Industria Chimica e Farmaceutica SpA	624	35,370
Snam SpA	10,884	82,451
Telecom Italia SpA (B)	61,548	42,627
Terna - Rete Elettrica Nazionale	7,654	87,266
	Shares	Value
COMMON STOCKS (continued)
Italy (continued)
UniCredit SpA	7,476	$ 525,899
Unipol Assicurazioni SpA	1,935	44,385
		3,377,234
Luxembourg - 0.0% *
ArcelorMittal SA	2,293	116,192
CVC Capital Partners PLC (A)(F)	1,170	15,079
Eurofins Scientific SE	645	46,714
Tenaris SA	2,026	59,715
		237,700
Macau - 0.0% *
Sands China Ltd.	14,522	30,540
Mexico - 0.0% *
Fresnillo PLC	1,169	51,122
Netherlands - 0.7%
ABN AMRO Bank NV (G)	3,151	98,737
Adyen NV (B)(F)	140	137,643
Akzo Nobel NV	944	53,683
Argenx SE (B)	339	243,250
ASM International NV	258	189,959
ASML Holding NV	2,134	2,760,601
BE Semiconductor Industries NV	393	81,288
Euronext NV (A)(F)	413	66,115
EXOR NV	514	39,003
Ferrovial SE	2,741	175,581
Heineken Holding NV	708	50,205
Heineken NV	1,576	120,773
ING Groep NV, Series N	15,873	405,556
JDE Peet's NV	940	34,594
Koninklijke Ahold Delhaize NV	4,886	227,537
Koninklijke KPN NV	20,843	115,711
Koninklijke Philips NV	4,244	114,493
Magnum Ice Cream Co. NV (B)	2,735	40,180
Nebius Group NV (B)	1,176	122,022
NN Group NV	1,425	110,454
NXP Semiconductors NV	1,171	230,523
Prosus NV	7,117	320,657
Qiagen NV	1,111	44,618
Randstad NV (A)	621	16,014
Stellantis NV	10,941	76,623
Universal Music Group NV	5,977	114,923
Wolters Kluwer NV	1,251	93,439
		6,084,182
New Zealand - 0.0% *
Auckland International Airport Ltd.	8,664	39,681
Contact Energy Ltd.	4,509	23,967
Fisher & Paykel Healthcare Corp. Ltd.	3,020	64,888
Infratil Ltd. (A)	4,707	31,512
Meridian Energy Ltd.	6,749	21,447
Xero Ltd. (B)	989	51,259
		232,754
Norway - 0.1%
Aker BP ASA	1,710	63,770
Transamerica Series Trust

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)
At March 31, 2026
(unaudited)
	Shares	Value
COMMON STOCKS (continued)
Norway (continued)
DNB Bank ASA	4,651	$ 144,676
Equinor ASA	4,124	179,051
Gjensidige Forsikring ASA	1,050	27,326
Kongsberg Gruppen ASA	2,307	98,340
Mowi ASA	2,485	56,358
Norsk Hydro ASA	7,386	78,186
Orkla ASA	3,691	46,390
Salmar ASA	354	20,656
Telenor ASA	3,258	57,301
Yara International ASA	875	50,966
		823,020
Poland - 0.0% *
InPost SA (B)	1,373	23,932
Portugal - 0.0% *
Banco Comercial Portugues SA, Class R	39,659	38,139
EDP SA	16,980	88,809
Galp Energia SGPS SA	2,273	55,198
Jeronimo Martins SGPS SA	1,532	36,407
		218,553
Republic of South Africa - 0.0% *
Valterra Platinum Ltd.	916	74,685
Russian Federation - 0.0%
Evraz PLC (B)(C)(D)(H)	6,267	0
Singapore - 0.2%
CapitaLand Ascendas, REIT	22,922	44,036
CapitaLand Integrated Commercial Trust, REIT	35,872	63,893
CapitaLand Investment Ltd.	13,697	28,977
DBS Group Holdings Ltd.	12,400	548,775
Grab Holdings Ltd., Class A (B)	14,149	51,785
Keppel Ltd.	8,500	77,814
Oversea-Chinese Banking Corp. Ltd.	19,877	339,657
Sea Ltd., ADR (B)	2,264	187,482
Sembcorp Industries Ltd. (A)	5,232	26,980
Singapore Airlines Ltd. (A)	9,184	47,145
Singapore Exchange Ltd.	5,000	75,912
Singapore Technologies Engineering Ltd.	9,114	76,629
Singapore Telecommunications Ltd.	43,702	167,915
United Overseas Bank Ltd.	7,341	209,262
Wilmar International Ltd.	11,358	34,011
		1,980,273
Spain - 0.5%
Acciona SA (A)	131	33,736
ACS Actividades de Construccion y Servicios SA	936	113,381
Aena SME SA (A)(F)	4,010	118,284
Amadeus IT Group SA	2,414	135,828
Banco Bilbao Vizcaya Argentaria SA	30,449	642,299
Banco de Sabadell SA (A)	26,778	94,185
Banco Santander SA	78,686	863,108
Bankinter SA (A)	3,637	56,226
CaixaBank SA	20,706	243,279
	Shares	Value
COMMON STOCKS (continued)
Spain (continued)
Cellnex Telecom SA (B)(F)	2,496	$ 80,001
EDP Renovaveis SA (A)	1,715	27,137
Endesa SA	1,698	70,812
Grifols SA (A)	1,595	16,511
Iberdrola SA	34,494	787,231
Indra Sistemas SA	414	22,605
Industria de Diseno Textil SA	5,868	333,972
Mapfre SA	4,877	21,500
Naturgy Energy Group SA	1,441	43,139
Redeia Corp. SA (A)	2,163	36,402
Repsol SA	5,981	170,409
Telefonica SA (A)	19,517	85,610
		3,995,655
Sweden - 0.5%
AddTech AB, B Shares	1,389	46,600
Alfa Laval AB (A)	1,547	82,983
Assa Abloy AB, Class B	5,315	188,870
Atlas Copco AB, A Shares	14,334	247,035
Atlas Copco AB, B Shares	8,361	127,932
Beijer Ref AB (A)	2,181	29,674
Boliden AB (B)	1,487	76,293
Epiroc AB, Class A	3,468	83,928
Epiroc AB, Class B	2,056	43,480
EQT AB	2,616	79,171
Essity AB, Class B	3,215	82,492
Evolution AB (A)(F)	709	43,828
Fastighets AB Balder, B Shares (B)	3,785	22,046
H&M Hennes & Mauritz AB, B Shares (A)	2,603	48,160
Hexagon AB, B Shares	11,062	105,214
Holmen AB, B Shares (A)	377	13,421
Industrivarden AB, A Shares	572	28,109
Industrivarden AB, C Shares (A)	823	40,252
Indutrade AB	1,448	32,794
Investment AB Latour, B Shares	777	16,506
Investor AB, B Shares	9,670	361,911
L E Lundbergforetagen AB, B Shares (A)	402	22,591
Lifco AB, B Shares (A)	1,239	36,882
Nibe Industrier AB, B Shares (A)	8,013	32,664
Saab AB, Class B (A)	1,710	111,523
Sagax AB, Class B (A)	1,162	21,358
Sandvik AB	5,600	211,420
Securitas AB, B Shares	2,610	43,506
Skandinaviska Enskilda Banken AB, Class A (A)	8,018	145,933
Skanska AB, B Shares (A)	1,794	47,870
SKF AB, B Shares	1,788	42,345
Spotify Technology SA (B)	842	408,294
Svenska Cellulosa AB SCA, Class B (A)	3,247	37,318
Svenska Handelsbanken AB, A Shares (A)	7,707	100,178
Swedbank AB, A Shares	4,500	151,590
Swedish Orphan Biovitrum AB (B)	1,047	43,377
Tele2 AB, B Shares	2,893	59,470
Telefonaktiebolaget LM Ericsson, B Shares (A)	14,955	167,928
Telia Co. AB (A)	12,524	63,820
Transamerica Series Trust

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)
At March 31, 2026
(unaudited)
	Shares	Value
COMMON STOCKS (continued)
Sweden (continued)
Trelleborg AB, B Shares	1,074	$ 39,572
Volvo AB, B Shares	8,435	272,207
		3,860,545
Switzerland - 1.4%
ABB Ltd.	8,321	658,104
Alcon AG	2,694	199,658
Amcor PLC	2,062	81,965
Amrize Ltd. (B)	2,247	125,877
Avolta AG	468	27,661
Banque Cantonale Vaudoise	161	25,974
Barry Callebaut AG (A)	19	32,910
Belimo Holding AG	52	41,328
BKW AG	113	22,074
Chocoladefabriken Lindt & Spruengli AG	6	213,044
Chubb Ltd.	1,698	553,429
Cie Financiere Richemont SA, Class A	2,883	499,549
Coca-Cola HBC AG	1,175	66,035
DSM-Firmenich AG	957	67,962
EMS-Chemie Holding AG	39	30,362
Galderma Group AG	981	188,201
Garmin Ltd.	742	172,151
Geberit AG	182	121,227
Givaudan SA	50	167,834
Glencore PLC (B)	53,489	400,363
Helvetia Baloise Holding AG	422	108,403
Holcim AG	2,747	223,031
Julius Baer Group Ltd.	1,103	80,228
Kuehne & Nagel International AG (A)	256	57,725
Logitech International SA	812	73,482
Lonza Group AG	373	235,481
Nestle SA	13,739	1,347,439
Novartis AG	10,102	1,526,923
Partners Group Holding AG	121	128,052
Roche Holding AG	3,924	1,547,033
Sandoz Group AG	2,208	170,488
Schindler Holding AG	343	109,921
SGS SA	897	94,344
Sika AG	819	133,052
Sonova Holding AG	268	59,995
STMicroelectronics NV	3,669	121,308
Straumann Holding AG (A)	594	60,915
Swatch Group AG	154	33,415
Swiss Life Holding AG	151	163,313
Swiss Prime Site AG	432	72,936
Swiss Re AG (A)	1,592	263,210
Swisscom AG	139	115,949
UBS Group AG	16,621	638,774
VAT Group AG (F)	145	87,733
Zurich Insurance Group AG	780	547,639
		11,696,497
United Kingdom - 2.0%
3i Group PLC	5,297	170,931
Admiral Group PLC	1,410	58,788
Airtel Africa PLC (F)	5,006	22,833
Anglo American PLC	6,007	252,758
	Shares	Value
COMMON STOCKS (continued)
United Kingdom (continued)
Aon PLC, Class A	908	$ 293,084
Associated British Foods PLC	1,713	42,546
AstraZeneca PLC	8,432	1,639,492
Autotrader Group PLC (F)	4,506	28,002
Aviva PLC	16,441	130,655
BAE Systems PLC	15,955	464,597
Barclays PLC	74,671	384,911
Barratt Redrow PLC	7,190	24,772
BP PLC	84,938	681,627
British American Tobacco PLC	11,849	685,519
BT Group PLC	31,604	88,054
Bunzl PLC	1,740	51,957
Centrica PLC	24,786	69,714
CNH Industrial NV	3,942	43,362
Coca-Cola Europacific Partners PLC	1,145	103,817
Compass Group PLC	9,171	253,093
Diageo PLC	12,234	226,053
Endeavour Mining PLC	1,030	60,804
Entain PLC	3,264	24,236
GSK PLC	22,068	602,878
Haleon PLC	48,515	240,034
Halma PLC	2,054	103,364
HSBC Holdings PLC	93,064	1,504,761
Imperial Brands PLC	4,088	165,411
Informa PLC	7,015	69,397
InterContinental Hotels Group PLC	787	102,625
International Consolidated Airlines Group SA	6,294	29,245
Intertek Group PLC	841	40,608
J Sainsbury PLC	9,259	41,545
JD Sports Fashion PLC	13,134	12,284
Kingfisher PLC	9,100	34,183
Land Securities Group PLC, REIT	3,809	27,880
Legal & General Group PLC	30,634	99,868
Lloyds Banking Group PLC	316,192	386,454
London Stock Exchange Group PLC	2,441	286,388
M&G PLC	12,379	44,567
Marks & Spencer Group PLC	11,007	49,418
Melrose Industries PLC	6,781	45,128
National Grid PLC	26,973	453,230
NatWest Group PLC	43,146	315,922
Next PLC	624	104,686
NMC Health PLC (B)(C)(D)(H)	77,617	0
Pearson PLC	3,059	40,068
Pentair PLC	748	65,158
Reckitt Benckiser Group PLC	3,458	232,878
RELX PLC	9,872	323,529
Rentokil Initial PLC	13,745	84,961
Rio Tinto PLC	6,060	556,980
Rolls-Royce Holdings PLC	45,538	682,303
Sage Group PLC	5,118	56,754
Schroders PLC	3,943	29,983
Segro PLC, REIT	6,989	59,556
Severn Trent PLC	1,467	59,999
Shell PLC	30,839	1,462,527
Smith & Nephew PLC	4,405	69,091
Smiths Group PLC	1,719	51,876
Transamerica Series Trust

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)
At March 31, 2026
(unaudited)
	Shares	Value
COMMON STOCKS (continued)
United Kingdom (continued)
Spirax Group PLC	400	$ 35,340
SSE PLC	6,446	221,404
Standard Chartered PLC	10,332	212,653
Standard Life PLC	3,815	34,261
Tesco PLC	34,182	214,046
Unilever PLC	11,884	660,489
United Utilities Group PLC	3,694	64,295
Verisure PLC (B)	1,390	14,297
Vodafone Group PLC	99,887	149,794
Whitbread PLC	917	27,867
Willis Towers Watson PLC	444	129,071
Wise PLC, Class A (B)	3,606	43,099
		16,143,760
United States - 32.2%
3M Co.	2,430	352,909
Abbott Laboratories	7,868	807,808
AbbVie, Inc.	7,793	1,694,900
ABIOMED, Inc. (B)(C)(D)	56	57
Adobe, Inc. (B)	1,873	455,289
Advanced Micro Devices, Inc. (B)	7,528	1,531,421
AECOM	612	51,910
Affirm Holdings, Inc. (B)	1,318	60,391
Aflac, Inc.	2,296	251,894
Agilent Technologies, Inc.	1,275	145,324
Air Products & Chemicals, Inc.	1,007	292,523
Airbnb, Inc., Class A (B)	1,972	249,024
Alexandria Real Estate Equities, Inc., REIT	710	32,958
Alliant Energy Corp.	1,148	82,380
Allstate Corp.	1,185	245,698
Alnylam Pharmaceuticals, Inc. (B)	590	195,213
Alphabet, Inc., Class A	26,390	7,588,708
Alphabet, Inc., Class C	22,187	6,364,563
Altria Group, Inc.	7,523	496,443
Amazon.com, Inc. (B)	43,302	9,018,508
Ameren Corp.	1,209	132,893
American Electric Power Co., Inc.	2,379	311,839
American Express Co.	2,701	816,998
American Financial Group, Inc.	300	38,313
American Homes 4 Rent, Class A, REIT	1,506	42,048
American International Group, Inc.	2,506	188,576
American Tower Corp., REIT	2,063	356,033
American Water Works Co., Inc.	864	117,582
Ameriprise Financial, Inc.	442	196,425
AMETEK, Inc.	1,048	224,649
Amgen, Inc.	2,384	838,810
Amphenol Corp., Class A	5,697	719,816
Analog Devices, Inc.	2,245	714,224
Annaly Capital Management, Inc., REIT	2,894	61,208
Apollo Global Management, Inc.	2,164	241,113
Apple, Inc.	68,607	17,411,771
Applied Materials, Inc.	3,632	1,241,381
AppLovin Corp., Class A (B)	1,077	428,646
Archer-Daniels-Midland Co.	2,134	155,120
Ares Management Corp., Class A	1,045	114,010
Arista Networks, Inc. (B)	4,802	589,590
	Shares	Value
COMMON STOCKS (continued)
United States (continued)
Arthur J Gallagher & Co.	1,148	$ 248,634
Astera Labs, Inc. (B)	633	69,377
AT&T, Inc.	31,691	918,722
Atlassian Corp., Class A (B)	784	53,508
Atmos Energy Corp.	716	132,260
Autodesk, Inc. (B)	906	216,896
Automatic Data Processing, Inc.	1,854	376,696
AutoZone, Inc. (B)	74	249,956
AvalonBay Communities, Inc., REIT	651	106,341
Avery Dennison Corp.	347	59,920
Axon Enterprise, Inc. (B)	348	147,792
Baker Hughes Co.	4,436	270,818
Ball Corp.	1,159	68,508
Bank of America Corp.	33,402	1,628,347
Bank of New York Mellon Corp.	3,278	388,869
Baxter International, Inc.	2,322	39,010
Becton Dickinson & Co.	1,285	202,041
Bentley Systems, Inc., Class B (A)	732	25,708
Berkshire Hathaway, Inc., Class B (B)	6,213	2,977,270
Best Buy Co., Inc.	919	59,000
Biogen, Inc. (B)	653	119,714
Blackrock, Inc.	686	659,733
Blackstone, Inc.	3,473	399,360
Block, Inc. (B)	2,146	129,146
Bloom Energy Corp., Class A (B)	1,104	149,581
Boeing Co. (B)	3,586	713,722
Booking Holdings, Inc.	147	618,917
Booz Allen Hamilton Holding Corp.	559	43,619
Boston Scientific Corp. (B)	6,624	415,656
Bristol-Myers Squibb Co.	8,990	545,243
Broadcom, Inc.	20,579	6,369,406
Broadridge Financial Solutions, Inc.	522	84,815
Brookfield Asset Management Ltd., Class A	2,457	109,241
Brookfield Renewable Corp.	819	32,640
Brown & Brown, Inc.	1,296	84,512
Brown-Forman Corp., Class B	799	21,126
Builders FirstSource, Inc. (B)	506	41,659
Bunge Global SA	628	79,882
Burlington Stores, Inc. (B)	287	93,384
BXP, Inc., REIT	701	36,382
Cadence Design Systems, Inc. (B)	1,231	342,058
Capital One Financial Corp.	3,074	560,790
Cardinal Health, Inc.	1,063	224,623
Carlisle Cos., Inc.	193	64,389
Carlyle Group, Inc.	1,119	54,148
Carnival Corp.	4,948	128,054
Carrier Global Corp.	3,401	191,510
Carvana Co. (B)	650	204,347
Caterpillar, Inc.	2,165	1,533,816
Cavco Industries, Inc. (B)	318	154,004
Cboe Global Markets, Inc.	459	129,011
CBRE Group, Inc., Class A (B)	1,384	187,477
CDW Corp.	599	72,491
Cencora, Inc.	821	257,909
Centene Corp. (B)	23,061	755,017
CenterPoint Energy, Inc.	2,931	126,502
Transamerica Series Trust

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)
At March 31, 2026
(unaudited)
	Shares	Value
COMMON STOCKS (continued)
United States (continued)
Century Communities, Inc.	1,044	$ 59,905
CF Industries Holdings, Inc.	714	92,706
CH Robinson Worldwide, Inc.	533	88,515
Champion Homes, Inc. (B)	2,274	169,117
Charles Schwab Corp.	8,036	755,223
Charter Communications, Inc., Class A (B)	389	83,977
Cheniere Energy, Inc.	978	277,517
Chevron Corp.	8,631	1,785,754
Chipotle Mexican Grill, Inc. (B)	6,234	199,550
Church & Dwight Co., Inc.	1,086	101,346
Ciena Corp. (B)	638	247,691
Cigna Group	6,551	1,747,479
Cincinnati Financial Corp.	717	112,820
Cintas Corp.	1,603	271,131
Cisco Systems, Inc.	17,719	1,374,817
Citigroup, Inc.	8,815	999,709
Citizens Financial Group, Inc.	2,079	124,678
Clorox Co.	543	56,271
Cloudflare, Inc., Class A (B)	1,465	302,288
CME Group, Inc.	1,620	478,467
CMS Energy Corp.	1,331	103,259
Coca-Cola Co.	18,272	1,389,586
Cognizant Technology Solutions Corp., Class A	2,223	136,381
Coinbase Global, Inc., Class A (B)	963	168,149
Colgate-Palmolive Co.	3,407	290,379
Comcast Corp., Class A	16,510	474,002
Comfort Systems USA, Inc.	163	224,775
ConocoPhillips	5,560	733,920
Consolidated Edison, Inc.	1,605	181,654
Constellation Brands, Inc., Class A	659	98,850
Constellation Energy Corp.	1,404	392,067
Cooper Cos., Inc. (B)	899	64,279
Copart, Inc. (B)	4,097	136,020
Corebridge Financial, Inc.	1,394	33,261
CoreWeave, Inc., Class A (A)(B)	969	75,068
Corning, Inc.	3,758	510,975
Corpay, Inc. (B)	309	89,916
Corteva, Inc.	3,050	255,315
CoStar Group, Inc. (B)	1,926	77,695
Costco Wholesale Corp.	1,970	1,962,967
Coterra Energy, Inc.	3,399	119,441
Credo Technology Group Holding Ltd. (B)	723	67,868
Crowdstrike Holdings, Inc., Class A (B)	1,186	463,026
Crown Castle, Inc., REIT	1,899	154,408
CSX Corp.	8,428	345,969
Cummins, Inc.	634	341,105
CVS Health Corp.	21,307	1,530,269
D.R. Horton, Inc.	12,437	1,706,605
Danaher Corp.	2,927	554,959
Darden Restaurants, Inc.	528	103,509
Datadog, Inc., Class A (B)	1,453	171,527
Deckers Outdoor Corp. (B)	681	68,161
Deere & Co.	1,149	647,232
Dell Technologies, Inc., Class C	1,209	198,433
Delta Air Lines, Inc.	795	52,852
	Shares	Value
COMMON STOCKS (continued)
United States (continued)
Devon Energy Corp.	2,683	$ 135,009
Dexcom, Inc. (B)	1,797	112,852
Diamondback Energy, Inc.	824	162,979
Dick's Sporting Goods, Inc.	305	60,478
Digital Realty Trust, Inc., REIT	1,532	276,082
Docusign, Inc. (B)	918	43,522
Dollar General Corp.	979	116,237
Dollar Tree, Inc. (B)	885	96,916
Dominion Energy, Inc.	3,872	239,367
Domino's Pizza, Inc.	144	51,666
DoorDash, Inc., Class A (B)	1,763	264,714
Dover Corp.	631	131,532
Dow, Inc.	3,131	130,406
DraftKings, Inc., Class A (B)	2,025	43,781
Dream Finders Homes, Inc., Class A (B)	1,176	16,370
DTE Energy Co.	929	135,838
Duke Energy Corp.	3,461	453,183
DuPont de Nemours, Inc.	1,913	87,615
Dynatrace, Inc. (B)	1,364	50,441
eBay, Inc.	2,019	183,769
EchoStar Corp., Class A (B)	653	76,447
Ecolab, Inc.	1,149	305,657
Edison International	1,737	127,114
Edwards Lifesciences Corp. (B)	2,627	210,370
Electronic Arts, Inc.	1,073	218,753
Elevance Health, Inc.	5,992	1,754,158
Eli Lilly & Co.	3,597	3,308,413
EMCOR Group, Inc.	209	154,307
Emerson Electric Co.	2,607	341,569
Entegris, Inc.	690	80,896
Entergy Corp.	1,999	224,608
EOG Resources, Inc.	2,415	349,137
EQT Corp.	2,737	174,183
Equifax, Inc.	555	99,939
Equinix, Inc., REIT	431	422,483
Equitable Holdings, Inc.	1,408	52,251
Equity LifeStyle Properties, Inc., REIT	831	51,871
Equity Residential, REIT	1,653	97,775
Erie Indemnity Co., Class A	116	29,152
Essential Utilities, Inc.	1,237	49,814
Essex Property Trust, Inc., REIT	296	71,632
Estee Lauder Cos., Inc., Class A	1,100	78,947
Evergy, Inc.	1,028	84,214
Everpure, Inc., Class A (B)	1,451	85,667
Eversource Energy	1,658	114,866
Exelon Corp.	4,472	219,217
Expand Energy Corp.	1,051	115,379
Expedia Group, Inc.	540	124,681
Expeditors International of Washington, Inc.	608	87,084
Extra Space Storage, Inc., REIT	938	123,000
Exxon Mobil Corp.	18,892	3,205,217
F5, Inc. (B)	266	76,962
Fair Isaac Corp. (B)	108	115,294
Fastenal Co.	5,128	237,939
FedEx Corp.	1,005	357,961
Ferguson Enterprises, Inc.	899	209,701
Transamerica Series Trust

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)
At March 31, 2026
(unaudited)
	Shares	Value
COMMON STOCKS (continued)
United States (continued)
Fidelity National Financial, Inc.	1,155	$ 53,569
Fidelity National Information Services, Inc.	2,364	110,895
Fifth Third Bancorp	4,300	199,778
First Citizens BancShares, Inc., Class A	42	79,156
First Solar, Inc. (B)	474	93,501
FirstEnergy Corp.	2,449	124,066
Fiserv, Inc. (B)	2,444	136,375
Flex Ltd. (B)	1,712	112,068
Flutter Entertainment PLC (B)	881	89,818
Ford Motor Co.	18,025	208,008
Fortinet, Inc. (B)	2,970	242,708
Fortive Corp.	1,543	85,297
Fox Corp., Class A	951	55,538
Fox Corp., Class B	694	36,851
Freeport-McMoRan, Inc.	6,614	388,771
Gaming & Leisure Properties, Inc., REIT	1,271	56,394
Gartner, Inc. (B)	343	54,311
GE HealthCare Technologies, Inc.	2,052	146,061
GE Vernova, Inc.	1,262	1,101,600
Gen Digital, Inc.	2,378	44,778
General Dynamics Corp.	1,024	351,457
General Electric Co.	4,826	1,369,474
General Mills, Inc.	2,379	88,546
General Motors Co.	4,407	328,321
Genuine Parts Co.	619	65,459
Gilead Sciences, Inc.	5,382	750,089
Global Payments, Inc.	1,103	74,232
GoDaddy, Inc., Class A (B)	621	51,338
Goldman Sachs Group, Inc.	1,477	1,249,527
Graco, Inc.	746	63,149
Green Brick Partners, Inc. (B)	1,247	80,369
Halliburton Co.	3,831	149,371
Hartford Insurance Group, Inc.	1,274	172,283
HCA Healthcare, Inc.	733	346,885
Healthpeak Properties, Inc., REIT	3,066	50,374
HEICO Corp.	194	53,195
HEICO Corp., Class A	338	71,348
Hershey Co.	657	136,584
Hewlett Packard Enterprise Co.	5,761	137,169
Hilton Worldwide Holdings, Inc.	1,096	333,272
Hologic, Inc. (B)	1,003	75,817
Home Depot, Inc.	4,445	1,461,916
Honeywell International, Inc.	2,840	641,925
Hormel Foods Corp.	1,316	29,807
Howmet Aerospace, Inc.	1,735	399,848
HP, Inc.	4,188	80,451
Hubbell, Inc.	248	121,704
HubSpot, Inc. (B)	234	57,119
Humana, Inc.	5,081	880,995
Huntington Bancshares, Inc.	9,620	150,553
Hyatt Hotels Corp., Class A (A)	202	29,046
IDEX Corp.	348	65,963
IDEXX Laboratories, Inc. (B)	362	203,404
Illinois Tool Works, Inc.	1,247	324,582
Illumina, Inc. (B)	667	82,214
Incyte Corp. (B)	742	69,837
	Shares	Value
COMMON STOCKS (continued)
United States (continued)
Ingersoll Rand, Inc.	1,820	$ 145,818
Insmed, Inc. (B)	962	157,306
Installed Building Products, Inc.	928	246,059
Insulet Corp. (B)	323	67,778
Intel Corp. (B)	20,635	910,623
Interactive Brokers Group, Inc., Class A	2,143	143,731
Intercontinental Exchange, Inc.	2,564	403,266
International Business Machines Corp.	4,264	1,033,551
International Flavors & Fragrances, Inc.	1,139	82,634
International Paper Co.	2,245	80,147
Intuit, Inc.	1,228	530,963
Intuitive Surgical, Inc. (B)	1,638	755,102
Invitation Homes, Inc., REIT	2,611	64,883
IonQ, Inc. (A)(B)	1,485	42,813
IQVIA Holdings, Inc. (B)	746	127,223
Iron Mountain, Inc., REIT	1,332	136,050
J.M. Smucker Co.	487	46,966
Jabil, Inc.	498	132,284
Jack Henry & Associates, Inc.	325	51,363
Jacobs Solutions, Inc.	549	69,877
JB Hunt Transport Services, Inc.	343	72,682
Johnson & Johnson	10,690	2,613,064
Johnson Controls International PLC	2,957	387,219
JPMorgan Chase & Co.	12,826	3,772,896
KB Home	2,651	137,189
Kenvue, Inc.	8,610	148,436
Keurig Dr. Pepper, Inc.	5,794	152,556
KeyCorp	4,467	89,563
Keysight Technologies, Inc. (B)	793	223,919
Kimberly-Clark Corp.	1,483	143,065
Kimco Realty Corp., REIT	3,042	68,354
Kinder Morgan, Inc.	8,997	301,669
KKR & Co., Inc.	3,036	280,830
KLA Corp.	601	884,918
Kraft Heinz Co.	3,966	89,195
Kroger Co.	2,782	201,306
L3 Harris Technologies, Inc.	832	287,165
Labcorp Holdings, Inc.	372	99,253
Lam Research Corp.	5,797	1,238,587
Las Vegas Sands Corp.	1,389	74,839
Leidos Holdings, Inc.	553	86,003
Lennar Corp., Class A	9,833	853,898
Lennox International, Inc.	136	63,122
LGI Homes, Inc. (B)	832	32,889
Liberty Media Corp. - Liberty Formula One, Class C (B)	900	76,518
Linde PLC	2,084	1,033,164
Live Nation Entertainment, Inc. (B)	709	108,130
Lockheed Martin Corp.	937	566,313
Loews Corp.	793	84,645
Lowe's Cos., Inc.	2,531	598,025
LPL Financial Holdings, Inc.	387	116,421
LyondellBasell Industries NV, Class A	1,139	91,758
M&T Bank Corp.	736	152,146
M/I Homes, Inc. (B)	1,070	131,022
Marathon Petroleum Corp.	1,406	343,317
Transamerica Series Trust

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)
At March 31, 2026
(unaudited)
	Shares	Value
COMMON STOCKS (continued)
United States (continued)
Markel Group, Inc. (B)	57	$ 109,102
Marriott International, Inc., Class A	1,073	350,946
Marsh & McLennan Cos., Inc.	2,209	383,151
Martin Marietta Materials, Inc.	273	160,710
Marvell Technology, Inc.	3,854	381,739
Masco Corp.	948	57,231
Mastercard, Inc., Class A	3,854	1,925,690
McCormick & Co., Inc.	1,122	56,594
McDonald's Corp.	3,168	984,583
McKesson Corp.	558	482,871
Merck & Co., Inc.	10,915	1,312,965
Meritage Homes Corp.	2,875	177,790
Meta Platforms, Inc., Class A	10,068	5,760,205
MetLife, Inc.	2,677	189,317
Mettler-Toledo International, Inc. (B)	94	118,553
Microchip Technology, Inc.	2,490	160,879
Micron Technology, Inc.	5,159	1,742,917
Microsoft Corp.	32,503	12,031,636
Mid-America Apartment Communities, Inc., REIT	532	64,968
Molina Healthcare, Inc. (B)	5,209	694,360
Mondelez International, Inc., Class A	5,680	327,395
MongoDB, Inc. (B)	387	94,726
Monolithic Power Systems, Inc.	226	247,097
Monster Beverage Corp. (B)	3,321	240,640
Moody's Corp.	734	320,207
Motorola Solutions, Inc.	738	320,270
MSCI, Inc.	349	188,114
Nasdaq, Inc.	2,107	178,863
Natera, Inc. (B)	632	126,394
NetApp, Inc.	909	93,073
Netflix, Inc. (B)	17,034	1,637,819
Neurocrine Biosciences, Inc. (B)	443	58,361
Newmont Corp.	4,853	525,337
News Corp., Class A	1,692	42,182
NextEra Energy, Inc.	9,290	862,855
NIKE, Inc., Class B	5,537	292,464
NiSource, Inc.	2,109	98,406
Nordson Corp.	245	65,185
Norfolk Southern Corp.	1,008	289,296
Northern Trust Corp.	898	125,334
Northrop Grumman Corp.	604	412,073
NRG Energy, Inc.	904	132,111
Nucor Corp.	1,044	176,540
Nutanix, Inc., Class A (B)	1,188	45,156
NVIDIA Corp.	113,380	19,773,472
NVR, Inc. (B)	127	836,908
Occidental Petroleum Corp.	3,258	211,770
Oklo, Inc. (B)	555	27,522
Okta, Inc. (B)	798	62,811
Old Dominion Freight Line, Inc.	838	163,745
Omnicom Group, Inc.	1,446	108,898
ON Semiconductor Corp. (B)	1,915	118,577
ONEOK, Inc.	2,860	258,515
Oracle Corp.	8,101	1,191,738
O'Reilly Automotive, Inc. (B)	3,738	345,055
	Shares	Value
COMMON STOCKS (continued)
United States (continued)
Otis Worldwide Corp.	1,767	$ 136,200
PACCAR, Inc.	2,370	273,735
Packaging Corp. of America	408	86,586
Palantir Technologies, Inc., Class A (B)	10,379	1,518,240
Palo Alto Networks, Inc. (B)	4,356	698,354
Parker-Hannifin Corp.	580	519,239
Paychex, Inc.	1,471	135,509
Paycom Software, Inc.	237	28,805
PayPal Holdings, Inc.	4,049	183,136
PepsiCo, Inc.	6,102	947,580
Pfizer, Inc.	25,380	712,670
PG&E Corp.	9,912	174,154
Philip Morris International, Inc.	6,993	1,156,223
Phillips 66	1,823	332,114
Pinnacle Financial Partners, Inc.	734	63,227
Pinterest, Inc., Class A (B)	2,825	51,811
PNC Financial Services Group, Inc.	1,874	389,961
PPG Industries, Inc.	1,026	109,659
PPL Corp.	3,309	126,404
Principal Financial Group, Inc.	1,034	93,174
Procter & Gamble Co.	10,371	1,497,987
Progressive Corp.	2,635	522,362
Prologis, Inc., REIT	4,156	549,340
Prudential Financial, Inc.	1,650	161,188
PTC, Inc. (B)	544	77,515
Public Service Enterprise Group, Inc.	2,262	183,109
Public Storage, REIT	703	190,429
PulteGroup, Inc.	8,878	1,044,142
Qnity Electronics, Inc.	964	111,226
QUALCOMM, Inc.	4,942	636,431
Quanta Services, Inc.	686	376,628
Quest Diagnostics, Inc.	500	97,990
Raymond James Financial, Inc.	894	129,442
RB Global, Inc. (A)	1,082	103,767
Realty Income Corp., REIT	4,052	247,901
Reddit, Inc., Class A (B)	479	64,497
Regency Centers Corp., REIT	773	58,485
Regeneron Pharmaceuticals, Inc.	463	357,732
Regions Financial Corp.	4,254	111,114
Reliance, Inc.	239	72,637
Republic Services, Inc.	971	212,668
ResMed, Inc.	661	148,381
Restaurant Brands International, Inc.	1,737	128,536
Rivian Automotive, Inc., Class A (B)	3,624	54,541
Robinhood Markets, Inc., Class A (B)	3,514	243,520
ROBLOX Corp., Class A (B)	2,705	152,995
Rocket Cos., Inc., Class A (B)	4,056	57,798
Rocket Lab Corp. (B)	2,214	142,183
Rockwell Automation, Inc.	519	186,259
Rollins, Inc.	1,300	69,433
Roper Technologies, Inc.	490	173,391
Ross Stores, Inc.	1,463	316,930
Royal Caribbean Cruises Ltd.	1,197	329,390
Royalty Pharma PLC, Class A	1,828	87,689
RPM International, Inc.	578	57,453
RTX Corp.	5,970	1,151,613
Transamerica Series Trust

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)
At March 31, 2026
(unaudited)
	Shares	Value
COMMON STOCKS (continued)
United States (continued)
S&P Global, Inc.	1,401	$ 595,901
Salesforce, Inc.	4,387	818,921
Samsara, Inc., Class A (B)	1,588	50,324
SBA Communications Corp., REIT	469	80,720
Seagate Technology Holdings PLC	976	382,358
Sempra	2,912	282,959
ServiceNow, Inc. (B)	4,730	494,521
Sherwin-Williams Co.	1,066	341,706
Simon Property Group, Inc., REIT	1,457	271,774
SLB Ltd.	6,778	348,321
Smithfield Foods, Inc.	6	168
Snap, Inc., Class A (B)	5,012	23,055
Snap-on, Inc.	237	86,083
Snowflake, Inc., Class A (B)	1,524	229,850
SoFi Technologies, Inc. (B)	5,896	93,628
Solventum Corp. (B)	732	47,800
Southern Co.	4,893	472,272
SS&C Technologies Holdings, Inc.	995	67,232
Starbucks Corp.	5,137	460,224
State Street Corp.	1,323	167,439
Steel Dynamics, Inc.	638	114,840
STERIS PLC	446	98,624
Strategy, Inc., Class A (B)	1,226	153,005
Stryker Corp.	1,548	508,657
Sun Communities, Inc., REIT	562	70,790
Sunbelt Rentals Holdings, Inc.	2,271	142,780
Super Micro Computer, Inc. (B)	2,421	55,126
Synchrony Financial	1,803	122,640
Synopsys, Inc. (B)	867	343,748
Sysco Corp.	2,117	151,006
T. Rowe Price Group, Inc.	1,019	91,853
Take-Two Interactive Software, Inc. (B)	836	165,110
Tapestry, Inc.	978	138,006
Targa Resources Corp.	959	240,450
Target Corp.	2,081	252,217
Taylor Morrison Home Corp. (B)	3,972	231,329
Teledyne Technologies, Inc. (B)	213	128,867
Teradyne, Inc.	769	227,978
Tesla, Inc. (B)	13,075	4,860,631
Texas Instruments, Inc.	4,174	810,340
Texas Pacific Land Corp.	260	123,386
Textron, Inc.	806	70,573
Thermo Fisher Scientific, Inc.	1,712	841,499
TJX Cos., Inc.	4,973	794,188
T-Mobile U.S., Inc.	2,252	472,988
Toast, Inc., Class A (B)	2,100	55,671
Toll Brothers, Inc.	3,887	530,459
TopBuild Corp. (B)	1,139	400,131
Tractor Supply Co.	2,367	107,225
Trade Desk, Inc., Class A (B)	2,019	45,811
Tradeweb Markets, Inc., Class A	521	61,301
TransDigm Group, Inc.	257	297,853
TransUnion	877	60,680
Travelers Cos., Inc.	1,007	293,722
Tri Pointe Homes, Inc. (B)	3,489	163,041
Trimble, Inc. (B)	1,095	71,427
	Shares	Value
COMMON STOCKS (continued)
United States (continued)
Truist Financial Corp.	6,107	$ 280,739
Twilio, Inc., Class A (B)	697	87,697
Tyler Technologies, Inc. (B)	194	66,422
Tyson Foods, Inc., Class A	1,272	81,497
U.S. Bancorp	7,390	384,354
Uber Technologies, Inc. (B)	8,865	637,659
UDR, Inc., REIT	1,433	48,407
Ulta Beauty, Inc. (B)	205	107,156
Union Pacific Corp.	2,681	650,464
United Airlines Holdings, Inc. (B)	404	37,196
United Parcel Service, Inc., Class B	3,327	327,310
United Rentals, Inc.	300	218,568
United Therapeutics Corp. (B)	194	115,038
UnitedHealth Group, Inc.	9,059	2,451,275
Universal Health Services, Inc., Class B	250	44,743
Valero Energy Corp.	1,408	347,889
Veeva Systems, Inc., Class A (B)	704	123,665
Ventas, Inc., REIT	2,043	167,077
Veralto Corp.	1,138	100,622
VeriSign, Inc.	376	93,383
Verisk Analytics, Inc.	613	116,317
Verizon Communications, Inc.	18,653	936,381
Vertex Pharmaceuticals, Inc. (B)	1,120	500,125
Vertiv Holdings Co., Class A	1,718	430,496
VICI Properties, Inc., REIT	4,731	129,251
Visa, Inc., Class A	7,651	2,312,438
Vistra Corp.	1,577	237,070
Vulcan Materials Co.	596	162,291
W.R. Berkley Corp.	1,369	90,737
Walmart, Inc.	19,282	2,396,367
Walt Disney Co.	8,124	782,991
Warner Bros Discovery, Inc. (B)	10,855	298,078
Waste Management, Inc.	1,777	408,337
Waters Corp. (B)	448	133,414
Watsco, Inc. (A)	157	57,115
WEC Energy Group, Inc.	1,436	166,246
Wells Fargo & Co.	15,414	1,227,109
Welltower, Inc., REIT	3,013	595,700
West Pharmaceutical Services, Inc.	320	80,205
Western Digital Corp.	1,566	423,587
Westinghouse Air Brake Technologies Corp.	781	195,180
Weyerhaeuser Co., REIT	3,257	79,569
Williams Cos., Inc.	5,505	400,654
Williams-Sonoma, Inc.	562	102,469
Workday, Inc., Class A (B)	1,020	132,518
WP Carey, Inc., REIT	971	65,989
WW Grainger, Inc.	199	217,071
Xcel Energy, Inc.	2,664	211,628
Xylem, Inc.	1,126	134,557
Yum! Brands, Inc.	1,227	190,774
Zebra Technologies Corp., Class A (B)	240	50,179
Zillow Group, Inc., Class C (B)	782	32,359
Zimmer Biomet Holdings, Inc.	897	81,107
Zoetis, Inc.	1,969	232,755
Transamerica Series Trust

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)
At March 31, 2026
(unaudited)
	Shares	Value
COMMON STOCKS (continued)
United States (continued)
Zoom Communications, Inc., Class A (B)	1,165	$ 93,654
Zscaler, Inc. (B)	540	75,757
		266,917,903
Uruguay - 0.1%
MercadoLibre, Inc. (B)	204	352,720
Total Common Stocks (Cost $321,145,952)		373,021,773

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS - 24.6%
Australia - 0.7%
Australia Government Bonds
1.25%, 05/21/2032	AUD 2,690,000	1,512,037
Treasury Corp. of Victoria
1.50%, 09/10/2031	1,740,000	993,197
2.00%, 09/17/2035	4,240,000	2,144,076
2.25%, 11/20/2041	3,070,000	1,294,696
		5,944,006
Austria - 0.1%
Republic of Austria Government Bonds
0.25%, 10/20/2036 (G)	EUR 1,210,000	1,014,605
Belgium - 0.3%
Kingdom of Belgium Government Bonds
1.70%, 06/22/2050 (G)	820,000	586,804
3.45%, 06/22/2043 (G)	1,420,000	1,513,312
		2,100,116
Brazil - 2.9%
Brazil Letras do Tesouro Nacional
0.00%, 01/01/2029	BRL 175,677,000	23,861,901
Canada - 1.3%
British Columbia Investment Management Corp.
4.00%, 06/02/2035	CAD 2,550,000	1,839,021
Canada Government Bonds
3.25%, 12/01/2034	780,000	554,842
3.50%, 12/01/2057	2,220,000	1,484,548
Province of Alberta
3.38%, 04/02/2035 (G)	EUR 610,000	700,458
Province of British Columbia
2.20%, 06/18/2030	CAD 340,000	234,642
Province of Ontario
2.05%, 06/02/2030	1,790,000	1,228,796
3.25%, 07/03/2035 (G)	EUR 360,000	409,899
Province of Quebec
0.00%, 10/29/2030 (G)	1,330,000	1,338,567
1.90%, 09/01/2030	CAD 3,090,000	2,099,627
3.25%, 05/22/2035 (G)	EUR 580,000	658,881
		10,549,281
	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Chile - 0.3%
Chile Government International Bonds
3.75%, 01/14/2032	EUR 1,030,000	$ 1,181,979
3.80%, 07/01/2035	360,000	404,834
3.88%, 07/09/2031 - 04/14/2036	1,084,000	1,238,646
		2,825,459
China - 3.7%
China Government Bonds
1.43%, 01/25/2030	CNY 26,140,000	3,782,508
2.04%, 11/25/2034	19,980,000	2,958,720
2.40%, 07/15/2028	12,960,000	1,923,820
2.69%, 08/15/2032	20,190,000	3,100,899
2.80%, 11/15/2032	20,420,000	3,176,986
3.12%, 10/25/2052	2,780,000	460,671
3.13%, 11/21/2029	3,720,000	574,385
3.27%, 11/19/2030	67,760,000	10,677,773
3.53%, 10/18/2051	3,700,000	653,301
3.81%, 09/14/2050	19,000,000	3,469,045
		30,778,108
Czech Republic - 0.1%
Czech Republic Government Bonds
1.20%, 03/13/2031	CZK 15,920,000	642,399
Denmark - 0.1%
Denmark Government Bonds
2.25%, 11/15/2033	DKK 3,590,000	536,604
Estonia - 0.1%
Estonia Government International Bonds
3.25%, 01/17/2034 (G)	EUR 710,000	805,985
France - 2.0%
Agence Francaise de Developpement EPIC
1.50%, 10/31/2034 (G)	900,000	866,588
French Republic Government Bonds OAT
0.00%, 11/25/2029 (G)	7,320,000	7,596,263
2.70%, 02/25/2031 (G)	6,420,000	7,271,405
SNCF Reseau
1.88%, 03/30/2034 (G)	800,000	804,192
		16,538,448
Germany - 2.5%
Bundesobligation
1.30%, 10/15/2027 (G)	8,670,000	9,828,914
Bundesrepublik Deutschland Bundesanleihe
0.00%, 08/15/2031 (G)	5,540,000	5,540,564
0.25%, 02/15/2029 (G)	940,000	1,016,500
2.50%, 08/15/2054 (G)	1,420,000	1,360,135
4.25%, 07/04/2039 (G)	2,220,000	2,848,610
		20,594,723
Greece - 0.0% *
Hellenic Republic Government Bonds
4.38%, 07/18/2038 (G)	110,000	131,225
Transamerica Series Trust

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)
At March 31, 2026
(unaudited)
	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Hungary - 0.2%
Hungary Government Bonds
3.00%, 08/21/2030	HUF 82,630,000	$ 210,339
Hungary Government International Bonds
6.25%, 09/22/2032 (G)	$ 1,510,000	1,574,487
		1,784,826
Indonesia - 0.1%
Indonesia Treasury Bonds
8.38%, 03/15/2034	IDR 16,822,000,000	1,078,214
Italy - 0.9%
Italy Buoni Poliennali Del Tesoro
2.50%, 12/01/2032 (G)	EUR 930,000	1,013,024
3.85%, 07/01/2034 (G)	440,000	513,488
4.00%, 11/15/2030 (G)	2,700,000	3,222,814
4.30%, 10/01/2054 (G)	190,000	210,879
4.45%, 09/01/2043 (G)	710,000	832,520
4.50%, 10/01/2053 (G)	1,280,000	1,470,190
		7,262,915
Japan - 2.9%
Japan Government Ten Year Bonds
0.80%, 03/20/2034	JPY 477,500,000	2,715,887
0.90%, 09/20/2034	419,550,000	2,380,415
1.40%, 03/20/2035	853,150,000	5,004,505
Japan Government Thirty Year Bonds
0.40%, 09/20/2049	629,700,000	2,006,605
0.70%, 12/20/2051	243,300,000	781,847
Japan Government Twenty Year Bonds
0.40%, 03/20/2040	759,450,000	3,453,498
0.60%, 06/20/2037	203,600,000	1,042,805
2.50%, 06/20/2045	40,000,000	225,626
Japan Government Two Year Bonds
1.00%, 12/01/2027	1,051,000,000	6,590,099
		24,201,287
Lithuania - 0.4%
Lithuania Government International Bonds
3.50%, 07/03/2031 (G)	EUR 2,220,000	2,577,866
Republic of Lithuania
3.50%, 07/03/2031 (G)	500,000	580,600
		3,158,466
Luxembourg - 0.2%
European Financial Stability Facility
3.00%, 09/04/2034 (G)	1,110,000	1,256,478
Malaysia - 0.3%
Malaysia Government Bonds
3.58%, 07/15/2032	MYR 4,930,000	1,219,374
3.89%, 08/15/2029	3,510,000	881,519
		2,100,893
Mexico - 0.3%
Mexico Bonos
7.75%, 11/23/2034	MXN 6,000,000	306,116
8.50%, 05/31/2029	18,000,000	1,003,051
	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Mexico (continued)
Mexico Government International Bonds
3.50%, 09/19/2029	EUR 605,000	$ 686,816
3.88%, 05/16/2031	770,000	867,689
		2,863,672
Netherlands - 0.2%
Netherlands Government Bonds
0.00%, 07/15/2030 (G)	1,460,000	1,501,370
2.75%, 01/15/2047 (G)	540,000	558,705
		2,060,075
New Zealand - 0.3%
New Zealand Government Bonds
4.25%, 05/15/2036	NZD 16,000	8,835
4.50%, 05/15/2035	654,000	371,574
New Zealand Local Government Funding Agency Bonds
4.40%, 09/08/2027	AUD 3,150,000	2,157,543
		2,537,952
Norway - 0.0% *
Norway Government Bonds
3.75%, 06/12/2035 (G)	NOK 1,770,000	174,666
Poland - 0.2%
Republic of Poland Government Bonds
1.75%, 04/25/2032	PLN 2,860,000	626,354
Republic of Poland Government International Bonds
2.88%, 01/15/2031 (G)	EUR 610,000	690,955
		1,317,309
Portugal - 0.1%
Portugal Obrigacoes do Tesouro OT
3.63%, 06/12/2054 (G)	400,000	431,017
Republic of Korea - 0.1%
Korea Development Bank
0.80%, 07/19/2026	$ 1,210,000	1,197,748
Romania - 0.1%
Romania Government International Bonds
5.25%, 03/10/2030 (G)	EUR 770,000	904,223
6.50%, 10/07/2045 (A)(F)	240,000	265,351
		1,169,574
Saudi Arabia - 0.2%
Saudi Government International Bonds
3.38%, 03/05/2032 (F)	1,010,000	1,131,582
5.13%, 01/13/2028 (F)	$ 610,000	615,451
		1,747,033
Singapore - 0.1%
Singapore Government Bonds
2.63%, 08/01/2032	SGD 1,080,000	864,790
Transamerica Series Trust

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)
At March 31, 2026
(unaudited)
	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Slovakia - 0.2%
Slovakia Government Bonds
3.75%, 02/27/2040 (G)	EUR 1,360,000	$ 1,505,695
Spain - 1.1%
Spain Government Bonds
2.70%, 10/31/2048 (G)	722,000	671,534
3.45%, 10/31/2034 (G)	2,960,000	3,440,989
3.50%, 05/31/2029	3,790,000	4,471,252
4.00%, 10/31/2054 (G)	230,000	260,236
		8,844,011
Supranational - 1.0%
Banque Ouest Africaine de Developpement
4.70%, 10/22/2031 (G)	$ 530,000	485,705
Corporacion Andina de Fomento
5.00%, 01/24/2029 - 01/22/2030	1,620,000	1,661,639
5.30%, 02/19/2029	AUD 8,730,000	5,925,809
		8,073,153
Sweden - 0.1%
Sweden Government Bonds
2.25%, 05/11/2035 (G)	SEK 4,590,000	463,284
Switzerland - 0.2%
Swiss Confederation Government Bonds
0.25%, 06/23/2035 (G)	CHF 1,220,000	1,513,261
Thailand - 0.2%
Thailand Government Bonds
1.59%, 12/17/2035	THB 25,170,000	721,405
2.00%, 12/17/2031	44,180,000	1,355,915
		2,077,320
United Kingdom - 1.1%
U.K. Gilt
0.38%, 10/22/2030 (G)	GBP 2,470,000	2,739,055
0.63%, 10/22/2050 (G)	4,000,000	1,839,670
3.75%, 10/22/2053 (G)	1,260,000	1,244,632
4.25%, 07/31/2034 (G)	1,920,000	2,445,244
4.50%, 06/07/2028 (G)	750,000	994,886
		9,263,487
Total Foreign Government Obligations (Cost $213,743,727)		203,269,986
U.S. GOVERNMENT OBLIGATIONS - 8.8%
U.S. Treasury - 4.4%
U.S. Treasury Bonds
1.13%, 05/15/2040	$ 4,230,000	2,664,570
1.75%, 08/15/2041	4,870,000	3,255,861
4.88%, 08/15/2045	2,710,000	2,701,108
U.S. Treasury Notes
1.38%, 11/15/2031	2,330,000	2,020,547
1.88%, 02/15/2032	4,070,000	3,609,104
2.38%, 03/31/2029	860,000	824,827
3.38%, 05/15/2033	3,030,000	2,886,430
	Principal	Value
U.S. GOVERNMENT OBLIGATIONS (continued)
U.S. Treasury (continued)
U.S. Treasury Notes (continued)
4.13%, 09/30/2027 - 08/31/2030	$ 16,140,000	$ 16,247,959
4.25%, 11/15/2034	2,060,000	2,059,437
		36,269,843
U.S. Treasury Inflation-Protected Securities - 4.4%
U.S. Treasury Inflation-Protected Indexed Notes
1.88%, 07/15/2035	36,396,700	36,217,799
		36,217,799
Total U.S. Government Obligations (Cost $74,053,744)		72,487,642
CORPORATE DEBT SECURITIES - 6.6%
Australia - 0.3%
Australia & New Zealand Banking Group Ltd.
Fixed until 11/25/2030, 2.57% (I), 11/25/2035 (F)	1,750,000	1,564,099
NBN Co. Ltd.
2.63%, 05/05/2031 (F)	1,015,000	925,623
Quintis Australia Pty. Ltd.
PIK Rate 7.50%, Cash Rate 7.50%, 10/01/2026 (C)(D)(F)(J)	237,012	46,928
PIK Rate 12.00%, Cash Rate 12.00%, 10/01/2028 (C)(D)(F)(J)	3,336,317	0
		2,536,650
Denmark - 0.1%
Danske Bank AS
Fixed until 03/04/2030, 5.02% (I), 03/04/2031 (F)	800,000	805,181
France - 0.4%
AXA SA
Fixed until 05/28/2029, 3.25% (I), 05/28/2049 (G)	EUR 1,300,000	1,474,095
BPCE SA
Fixed until 06/01/2028, 5.75% (I), 06/01/2033 (G)	1,100,000	1,319,540
Orange SA
Fixed until 10/01/2026 (K), 5.00% (G)(I)	255,000	296,893
		3,090,528
Germany - 0.2%
Allianz SE
Fixed until 07/08/2030, 2.12% (I), 07/08/2050 (G)	200,000	214,305
Fixed until 01/25/2033, 5.82% (I), 07/25/2053 (G)	900,000	1,132,830
		1,347,135
Ireland - 0.1%
AIB Group PLC
Fixed until 03/28/2034, 5.87% (I), 03/28/2035 (F)	$ 1,175,000	1,214,200
Transamerica Series Trust

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)
At March 31, 2026
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Japan - 0.2%
Sumitomo Mitsui Financial Group, Inc.
2.13%, 07/08/2030	$ 1,500,000	$ 1,348,918
Jersey, Channel Islands - 0.2%
Galaxy Pipeline Assets Bidco Ltd.
2.63%, 03/31/2036 (F)	1,575,000	1,339,872
Luxembourg - 0.2%
Blackstone Property Partners Europe Holdings SARL
1.25%, 04/26/2027 (G)	EUR 1,000,000	1,128,256
Medtronic Global Holdings SCA
1.00%, 07/02/2031	450,000	457,359
1.13%, 03/07/2027	340,000	386,799
		1,972,414
Netherlands - 0.3%
Alliander NV
Fixed until 03/27/2032 (K), 4.50% (A)(G)(I)	250,000	289,877
JT International Financial Services BV
3.63%, 04/11/2034 (G)	700,000	784,286
Thermo Fisher Scientific Finance I BV
2.00%, 10/18/2051	100,000	72,239
Upjohn Finance BV
1.91%, 06/23/2032 (G)	1,400,000	1,411,547
		2,557,949
Singapore - 0.1%
Pfizer Investment Enterprises Pte. Ltd.
5.34%, 05/19/2063	$ 575,000	522,288
Spain - 0.1%
CaixaBank SA
Fixed until 09/05/2031, 4.00% (I), 03/05/2037 (G)	EUR 1,000,000	1,129,931
United Kingdom - 0.3%
National Grid Electricity Distribution West Midlands PLC
5.75%, 04/16/2032 (G)	GBP 950,000	1,269,685
NatWest Group PLC
Fixed until 05/23/2030, 5.12% (I), 05/23/2031	$ 1,525,000	1,540,197
		2,809,882
United States - 4.1%
Aon North America, Inc.
5.45%, 03/01/2034	1,350,000	1,378,666
AT&T, Inc.
1.80%, 09/05/2026	EUR 220,000	253,391
2.90%, 12/04/2026	GBP 200,000	261,132
3.50%, 09/15/2053	$ 750,000	491,802
Bank of America Corp.
Fixed until 09/15/2033, 5.87% (I), 09/15/2034	975,000	1,020,982
Bank of New York Mellon Corp.
Fixed until 06/06/2035, 5.32% (I), 06/06/2036	1,000,000	1,013,969
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Boeing Co.
5.81%, 05/01/2050	$ 750,000	$ 725,045
6.30%, 05/01/2029	425,000	446,180
Charles Schwab Corp.
Fixed until 05/19/2033, 5.85% (I), 05/19/2034	1,045,000	1,097,528
Charter Communications Operating LLC/Charter Communications Operating Capital
3.50%, 03/01/2042	425,000	290,930
5.38%, 05/01/2047	1,300,000	1,046,095
Chubb INA Holdings LLC
0.88%, 06/15/2027	EUR 1,000,000	1,128,339
Citigroup, Inc.
Fixed until 01/25/2032, 3.06% (I), 01/25/2033	$ 1,050,000	949,554
Enterprise Products Operating LLC
5.20%, 01/15/2036	525,000	527,816
Foundry JV Holdco LLC
5.50%, 01/25/2031 (F)	875,000	893,441
GLP Capital LP/GLP Financing II, Inc.
5.63%, 03/01/2036	600,000	583,559
Goldman Sachs Group, Inc.
0.75%, 03/23/2032 (G)	EUR 1,260,000	1,224,413
Fixed until 04/25/2034, 5.85% (I), 04/25/2035	$ 750,000	778,255
Honeywell Aerospace, Inc.
5.73%, 03/16/2056 (F)	750,000	741,338
Hyundai Capital America
5.30%, 06/24/2029 (F)	1,325,000	1,345,761
Jefferies Financial Group, Inc.
2.63%, 10/15/2031	775,000	674,005
5.50%, 02/15/2036	200,000	191,959
JPMorgan Chase & Co.
Fixed until 02/17/2032, 0.60% (I), 02/17/2033 (G)	EUR 1,000,000	965,820
Fixed until 10/23/2033, 6.25% (I), 10/23/2034	$ 2,700,000	2,903,077
Las Vegas Sands Corp.
5.63%, 06/15/2028	450,000	455,860
5.90%, 06/01/2027	550,000	557,149
6.00%, 08/15/2029 - 06/14/2030	529,000	543,835
Meta Platforms, Inc.
5.63%, 11/15/2055	600,000	562,434
Micron Technology, Inc.
6.05%, 11/01/2035	300,000	323,713
Nuveen LLC
5.85%, 04/15/2034 (F)	475,000	490,729
ONEOK, Inc.
5.05%, 11/01/2034	1,175,000	1,142,917
Oracle Corp.
5.70%, 02/04/2036	750,000	721,116
5.88%, 09/26/2045	500,000	431,370
PNC Financial Services Group, Inc.
Fixed until 10/20/2033, 6.88% (I), 10/20/2034	1,775,000	1,960,967
Transamerica Series Trust

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)
At March 31, 2026
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Prologis Euro Finance LLC
1.88%, 01/05/2029	EUR 950,000	$ 1,050,230
Stellantis Financial Services U.S. Corp.
5.40%, 09/15/2030 (F)	$ 825,000	810,102
Thermo Fisher Scientific, Inc.
0.88%, 10/01/2031	EUR 100,000	100,687
1.88%, 10/01/2049	400,000	288,796
U.S. Bancorp
Fixed until 06/10/2033, 5.84% (I), 06/12/2034	$ 1,178,000	1,229,514
Verizon Communications, Inc.
Fixed until 05/15/2032, 4.25% (I), 08/15/2056	EUR 340,000	379,766
Vistra Operations Co. LLC
5.70%, 12/30/2034 (F)	$ 400,000	402,405
Vontier Corp.
2.40%, 04/01/2028	925,000	886,614
Williams Cos., Inc.
4.63%, 06/30/2030	1,025,000	1,024,069
		34,295,330
Total Corporate Debt Securities (Cost $59,759,824)		54,970,278
U.S. GOVERNMENT AGENCY OBLIGATIONS - 4.1%
Federal Home Loan Mortgage Corp.
2.50%, 06/01/2050 - 01/01/2053	2,767,066	2,341,250
5.50%, 12/01/2054	1,570,958	1,578,883
Federal National Mortgage Association
2.50%, 02/01/2052 - 12/01/2052	5,555,073	4,695,390
3.00%, 01/01/2053	10,199,169	8,967,598
3.50%, 01/01/2051	3,717,007	3,436,919
5.50%, 08/01/2055	3,182,811	3,202,540
6.00%, 10/01/2055	1,595,346	1,626,762
Uniform Mortgage-Backed Security, TBA
3.00%, 04/01/2056 (L)	250,000	219,545
4.00%, 05/01/2056 (L)	2,310,000	2,177,825
4.50%, 04/01/2056 (L)	1,990,000	1,920,361
5.00%, 04/01/2056 (L)	3,705,000	3,653,599
Total U.S. Government Agency Obligations (Cost $35,104,586)		33,820,672
MORTGAGE-BACKED SECURITIES - 2.5%
Ireland - 0.0% *
Berg Finance DAC
Series 2021-1, Class A, 3-Month EURIBOR + 1.05%, 3.08% (I), 04/22/2033 (G)	EUR 148,305	171,372
United Kingdom - 0.1%
Landmark Mortgage Securities No. 3 PLC
Series 3, Class C, SONIA + 2.22%, 5.96% (I), 04/17/2044 (G)	GBP 892,112	1,133,097
	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
United States - 2.4%
A&D Mortgage Trust
Series 2025-NQM4, Class A1A, 5.23% (I), 10/25/2070 (F)	$ 1,234,656	$ 1,232,335

BAMLL Commercial Mortgage Securities Trust
Series 2016-ISQ, Class A, 2.85%, 08/14/2034 (F)	1,000,000	830,000

BAMLL Trust
Series 2024-BHP, Class A, 1-Month Term SOFR + 2.35%, 6.02% (I), 08/15/2039 (F)	1,500,000	1,500,208

Bayview Opportunity Master Fund VIa Trust
Series 2022-3, Class A1, 3.00% (I), 01/25/2052 (F)	1,476,800	1,278,863

BPR Trust
Series 2022-SSP, Class A, 1-Month Term SOFR + 3.00%, 6.67% (I), 05/15/2039 (F)	2,000,000	2,000,000

BX Trust
Series 2019-OC11, Class D, 3.94% (I), 12/09/2041 (F)	576,000	544,516

Citigroup Mortgage Loan Trust, Inc.
Series 2025-4, Class A2, 5.50% (I), 10/25/2055 (F)	769,505	765,687
Series 2025-3, Class A1, 6.00% (I), 06/25/2055 (F)	477,287	480,568

GCAT Trust
Series 2024-INV1, Class 2A2, 6.50% (I), 01/25/2054 (F)	710,859	727,797

GS Mortgage-Backed Securities Corp. Trust
Series 2022-PJ2, Class A6, 3.00% (I), 06/25/2052 (F)	741,589	644,479

GS Mortgage-Backed Securities Trust
Series 2025-PJ8, Class A1, 6.00% (I), 02/25/2056 (F)	616,330	620,567

Hundred Acre Wood Trust
Series 2021-INV3, Class A3, 2.50% (I), 12/25/2051 (F)	1,107,103	920,992

JPMorgan Mortgage Trust
Series 2021-INV6, Class A2, 3.00% (I), 04/25/2052 (F)	1,264,600	1,097,422
Series 2022-INV3, Class A3B, 3.00% (I), 09/25/2052 (F)	1,097,056	952,796

JW Commercial Mortgage Trust
Series 2024-MRCO, Class A, 1-Month Term SOFR + 1.62%, 5.29% (I), 06/15/2039 (F)	1,500,000	1,500,000

Ladder Capital Commercial Mortgage Trust
Series 2013-GCP, Class A1, 3.57%, 02/15/2036 (F)	274,671	268,232

OBX Trust
Series 2023-INV1, Class A1, 3.00% (I), 01/25/2052 (F)	1,023,439	888,859
Series 2020-EXP1, Class 1A8, 3.50% (I), 02/25/2060 (F)	146,426	131,896

Transamerica Series Trust

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)
At March 31, 2026
(unaudited)
	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
United States (continued)

Olympic Tower Mortgage Trust
Series 2017-OT, Class A, 3.57%, 05/10/2039 (F)	$ 1,400,000	$ 1,341,023

PRKCM Trust
Series 2023-AFC1, Class A1, 6.60% (I), 02/25/2058 (F)	957,973	955,190

WMRK Commercial Mortgage Trust
Series 2022-WMRK, Class B, 1-Month Term SOFR + 3.44%, 7.11% (I), 11/15/2027 (F)	1,049,693	1,049,693
		19,731,123
Total Mortgage-Backed Securities (Cost $22,158,096)		21,035,592
ASSET-BACKED SECURITIES - 0.4%
United States - 0.4%
DataBank Issuer II LLC Series 2025-1A, Class A2, 5.18%, 09/27/2055 (F)	1,060,000	1,028,213
Retained Vantage Data Centers Issuer LLC Series 2023-1A, Class A2A, 5.00%, 09/15/2048 (F)	1,500,000	1,495,741
SLM Private Education Loan Trust Series 2010-C, Class A5, 1-Month Term SOFR + 4.86%, 8.54% (I), 10/15/2041 (F)	572,356	600,351
SMB Private Education Loan Trust Series 2019-A, Class A2A, 3.44%, 07/15/2036 (F)	35,220	34,950
Total Asset-Backed Securities (Cost $3,115,620)		3,159,255
MUNICIPAL GOVERNMENT OBLIGATION - 0.1%
Michigan - 0.1%
University of Michigan, Revenue Bonds, Series A,
4.45%, 04/01/2122	650,000	503,819
Total Municipal Government Obligation (Cost $650,000)		503,819

	Shares	Value
PREFERRED STOCKS - 0.0% *
Germany - 0.0% *
Bayerische Motoren Werke AG,
5.52% (M)	297	26,725
Dr. Ing. h.c. F. Porsche AG,
5.90% (M)(G)	612	27,397
Henkel AG & Co. KGaA,
3.06% (M)	858	65,751
Porsche Automobil Holding SE,
6.10% (M)	827	29,690
Sartorius AG,
0.35% (M)	141	34,534
	Shares	Value
PREFERRED STOCKS (continued)
Germany (continued)
Volkswagen AG,
7.28% (M)	1,109	$ 110,751
		294,848
Italy - 0.0% *
Telecom Italia SpA,
0.00% (M)(B)	32,530	26,478
Total Preferred Stocks (Cost $598,331)		321,326

	Principal	Value
CONVERTIBLE BONDS - 0.0%
India - 0.0%
REI Agro Ltd.
5.50%, 11/13/2014 (B)(C)(D)(F)(H)(N)	$ 697,000	0

5.50%, 11/13/2014 (B)(C)(D)(G)(H)(N)	259,000	0
Total Convertible Bonds (Cost $542,530)		0

	Shares	Value
WARRANT - 0.0%
Canada - 0.0%
Constellation Software, Inc. Exercise Price CAD 0, Expiration Date 03/31/2040(B)(C)(D)(O)	203	0
Total Warrant (Cost $0)		0
RIGHTS - 0.0% *
Singapore - 0.0% *
CapitaLand Ascendas REIT Exercise Price SGD 2.35, Expiration Date 04/15/2026(B)(D)	641	60
Italy - 0.0%
Telecom Italia SpA Exercise Price EUR 0.51, Expiration Date 04/30/2026(B)(D)(O)	68,466	0
Total Rights (Cost $0)		60

	Principal	Value
SHORT-TERM U.S. GOVERNMENT OBLIGATION - 0.2%
U.S. Treasury Bills 3.67% (M), 06/16/2026 (P)	2,000,000	1,984,787
Total Short-Term U.S. Government Obligation (Cost $1,984,880)		1,984,787
Transamerica Series Trust

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)
At March 31, 2026
(unaudited)

	Shares	Value
OTHER INVESTMENT COMPANY - 0.3%
Securities Lending Collateral - 0.3%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 3.64% (M)	2,257,027	$ 2,257,027
Total Other Investment Company (Cost $2,257,027)		2,257,027

	Principal	Value
REPURCHASE AGREEMENT - 5.3%
Fixed Income Clearing Corp., 1.35% (M), dated 03/31/2026, to be repurchased at $44,000,778 on 04/01/2026. Collateralized by a U.S. Government Obligation, 3.75%, due 06/30/2027, and with a value of $44,879,220. (Q)	$ 43,999,128	43,999,128
Total Repurchase Agreement (Cost $43,999,128)		43,999,128
Total Investments (Cost $779,113,445)		810,831,345
Net Other Assets (Liabilities) - 2.1%		17,334,388
Net Assets - 100.0%		$ 828,165,733
OVER-THE-COUNTER SWAP AGREEMENTS:

Total Return Swap Agreements (R)
Reference Entity	Counterparty	Pay/ Receive	Payment Frequency	Maturity Date	Notional Amount		Number of Shares or Units	Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
1-Day USD-SOFR	BCLY	Receive	Semi- Annually	09/20/2026	USD	17,836,000	78,659	$(130,700)	$1	$(130,701)
1-Day USD-SOFR	JPM	Receive	Quarterly	09/20/2026	USD	36,075,000	91,331	(568,464)	—	(568,464)
1-Day USD-SOFR	JPM	Receive	Quarterly	10/01/2026	USD	8,840,000	13,152	(81,430)	2	(81,432)
1-Day USD-SOFR	BCLY	Receive	Quarterly	10/01/2026	USD	26,487,000	11,477	145,471	—	145,471
1-Day USD-SOFR	JPM	Receive	Quarterly	10/01/2026	USD	38,964,000	57,478	(327,675)	—	(327,675)
1-Day USD-SOFR	BCLY	Pay	Quarterly	03/31/2027	USD	81,555,000	(134,621)	(13,036)	—	(13,036)
3-Month EUR- EURIBOR	BNP	Receive	Quarterly	09/20/2026	EUR	7,713,000	31,763	(212,095)	—	(212,095)
Bloomberg Global- Aggregate Total Return Index	BCLY	Pay	Terciary	09/30/2026	USD	128,106,000	(211,117)	1,170,523	(2)	1,170,525
Bloomberg Global- Aggregate Total Return Index Value Hedged USD	BCLY	Pay	Quarterly	09/30/2026	USD	33,448,000	(55,129)	299,751	—	299,751
Bloomberg U.S. MBS Index Total Return Value Unhedged USD	BCLY	Receive	Quarterly	10/01/2026	USD	23,452,000	10,041	(161,469)	1	(161,470)
MSCI Australia Net Total Return Index	UBS	Pay	Quarterly	04/10/2026	USD	3,469,892	(549)	(92,941)	—	(92,941)
MSCI Australia Net Total Return Index	JPM	Pay	Quarterly	06/22/2026	USD	9,467,960	(1,375)	489,193	—	489,193
MSCI Daily Total Return Net Japan Index	BCLY	Receive	Quarterly	05/11/2026	USD	35,764,730	2,976	(3,571,408)	(1)	(3,571,407)
MSCI Daily Total Return NET USA Index	BNP	Receive	Quarterly	10/02/2026	USD	3,991,746	202	(342,513)	—	(342,513)
Transamerica Series Trust

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)
At March 31, 2026
(unaudited)
OVER-THE-COUNTER SWAP AGREEMENTS (continued):

Total Return Swap Agreements (R)
Reference Entity	Counterparty	Pay/ Receive	Payment Frequency	Maturity Date	Notional Amount		Number of Shares or Units	Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
MSCI Daily Total Return NET USA Index	BNP	Receive	Quarterly	12/21/2026	USD	20,617,849	1,081	$(903,497)	$—	$(903,497)
MSCI Emerging Net Total Return Index	BCLY	Receive	Quarterly	06/08/2026	USD	71,240,824	88,650	(3,528,963)	—	(3,528,963)
MSCI Europe Net Total Return Index	UBS	Pay	Quarterly	06/23/2026	USD	31,157,075	(2,539)	1,018,598	—	1,018,598
MSCI Europe Net Total Return Index	UBS	Pay	Quarterly	06/23/2026	USD	8,050,036	(656)	263,175	—	263,175
MSCI USA Gross Return Index	CITI	Receive	Quarterly	05/07/2026	USD	29,491,751	923	(1,829,755)	—	(1,829,755)
MSCI USA Gross Return Index	UBS	Receive	Quarterly	10/23/2026	USD	18,895,882	592	(1,196,504)	—	(1,196,504)
MSCI World Index	UBS	Pay	Quarterly	04/10/2026	USD	4,673,450	(325)	259,014	—	259,014
MSCI World Index	UBS	Pay	Quarterly	06/23/2026	USD	14,998,107	(1,075)	293,750	—	293,750
S&P 1000 Total Return Index	JPM	Receive	Quarterly	06/23/2026	USD	6,788,220	239	85,457	—	85,457
Total								$(8,935,518)	$1	$(8,935,519)

Bilateral Equity Basket Total Return Swaps
Reference Entity	Counterparty	Pay/ Receive	Expiration Date	Notional Amount		Notional Amount as a Percentage of Net Assets	Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
BNP Paribas OW Europe Utilities(a)	BNP	Receive	08/06/2026	USD	18,788,832	2.3%	$255,960	$—	$255,960
BNP Paribas OW Europe Utilities(a)	BNP	Receive	08/06/2026	USD	9,552,330	1.2	(156,566)	—	(156,566)
BNP Paribas OW Japanese Banks(b)	BNP	Receive	07/30/2026	USD	8,205,083	1.0	(401,052)	—	(401,052)
JPMorgan OW AI Defense(c)	JPM	Receive	12/21/2026	USD	24,754,202	3.0	(2,062,535)	—	(2,062,535)
JPMorgan OW US Policy(d)	JPM	Receive	12/21/2026	USD	9,873,072	1.2	(42,498)	—	(42,498)
JPMorgan OW US Regional Banks	JPM	Receive	12/21/2026	USD	5,411,349	0.7	240,568	—	240,568
JPMorgan UW US Large Cap Reduced Technology	JPM	Pay	06/23/2026	USD	6,776,567	0.8	147,127	—	147,127
UBS OW European Banks(e)	UBS	Receive	06/23/2026	USD	12,611,893	1.5	(391,016)	—	(391,016)
UBS OW German Stimulus(f)	UBS	Receive	06/23/2026	USD	20,736,265	2.5	(739,618)	—	(739,618)
Total							$(3,149,630)	$—	$(3,149,630)

Value
OTC Swap Agreements, at value (Assets)	$ 4,668,587
OTC Swap Agreements, at value (Liabilities)	$ (16,753,735)

(a)	The significant reference entities underlying the corresponding total return swap as of March 31, 2026, are as follows:

Common Stocks - Long	Shares	Value	Percentage of Basket Value
Electric Utilities
Acciona SA	36	$9,210	0.91%
BKW AG	31	5,950	0.59
EDP SA	4,575	23,890	2.36
Elia Group SA	63	9,604	0.95
Endesa SA	463	19,260	1.91
ENEL SpA	11,836	128,055	12.67
Common Stocks - Long	Shares	Value	Percentage of Basket Value
Fortum OYJ	653	$16,479	1.63%
Iberdrola SA	9,360	213,276	21.10
Redeia Corp. SA	588	9,886	0.98
SSE PLC	1,755	60,173	5.95
Transamerica Series Trust

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)
At March 31, 2026
(unaudited)
Common Stocks - Long	Shares	Value	Percentage of Basket Value
Terna - Rete Elettrica Nazionale	2,045	$23,283	2.30%
Verbund AG	98	7,454	0.74
		526,520
Gas Utilities
Naturgy Energy Group SA	353	10,561	1.04
Snam SpA	2,928	22,143	2.19
		32,704
Independent Power & Renewable Electricity Producers
EDP Renovaveis SA	459	7,245	0.72
Orsted AS	769	18,534	1.83
RWE AG	919	61,192	6.05
		86,971
Common Stocks - Long	Shares	Value	Percentage of Basket Value
Multi-Utilities
Centrica PLC	6,855	$19,251	1.90%
E.ON SE	3,265	71,449	7.07
Engie SA	2,658	85,004	8.41
National Grid PLC	7,217	121,089	11.98
Veolia Environnement SA	917	34,551	3.42
		331,344
Water Utilities
Severn Trent PLC	395	16,122	1.59
United Utilities Group PLC	990	17,207	1.70
		33,329
Total Common Stocks - Long		$1,010,868

(b)	The significant reference entities underlying the corresponding total return swap as of March 31, 2026, are as follows:

Common Stocks - Long	Shares	Value	Percentage of Basket Value
Banks
77 Bank Ltd..	195,439	$3,757,558	3.89%
Chiba Bank Ltd.	336,039	4,219,775	4.36
Chugin Financial Group, Inc.	195,755	3,408,939	3.53
Fukuoka Financial Group, Inc.	111,320	4,127,146	4.27
Gunma Bank Ltd..	297,605	3,861,665	3.99
Hachijuni Nagano Bank Ltd.	312,080	3,783,442	3.91
Hirogin Holdings, Inc.	312,686	3,381,604	3.50
Hokuhoku Financial Group, Inc.	105,079	3,858,732	3.99
Iyogin Holdings, Inc.	208,424	3,711,510	3.84
Japan Post Bank Co. Ltd.	607,642	9,624,013	9.95
Kyushu Financial Group, Inc.	471,436	3,342,624	3.46
Mebuki Financial Group, Inc.	538,267	4,039,961	4.18
Mizuho Financial Group, Inc.	232,150	8,890,202	9.19
Nishi-Nippon Financial Holdings, Inc.	148,541	3,463,307	3.58
Common Stocks - Long	Shares	Value	Percentage of Basket Value
Resona Holdings, Inc.	573,844	$6,218,573	6.43%
Shizuoka Financial Group, Inc.	273,188	4,404,180	4.55
Sumitomo Mitsui Trust Group, Inc.	190,523	5,875,695	6.08
Yamaguchi Financial Group, Inc.	223,500	3,383,785	3.50
Yokohama Financial Group, Inc.	497,210	4,297,986	4.44
		87,650,697
Financial Services
Sumitomo Mitsui Financial Group, Inc.	287,169	9,044,167	9.35
Total Common Stocks - Long		$96,694,864

(c)	The significant reference entities underlying the corresponding total return swap as of March 31, 2026, are as follows:

Common Stocks - Long	Shares	Value	Percentage of Basket Value
Aerospace & Defense
AeroVironment , Inc.	460	$84,158	0.74%
BAE Systems PLC	29,325	852,632	7.47
Chemring Group PLC	18,367	123,313	1.08
Cohort PLC	7,578	121,586	1.07
DroneShield Ltd.	47,233	123,906	1.09
Elbit Systems Ltd.	488	414,049	3.63
Electro Optic Systems Holdings Ltd.	21,536	118,771	1.04
Hensoldt AG	1,124	98,059	0.86
Huntington Ingalls Industries, Inc.	505	191,859	1.68
Karman Holdings, Inc.	2,047	163,885	1.44
Kratos Defense & Security Solutions, Inc.	1,586	111,800	0.98
L3 Harris Technologies, Inc.	1,876	647,472	5.67
Leonardo DRS, Inc.	3,234	143,984	1.26
Leonardo SpA	5,900	395,206	3.46
Common Stocks - Long	Shares	Value	Percentage of Basket Value
Lockheed Martin Corp.	1,736	$1,049,305	9.19%
Mercury Systems, Inc.	1,888	137,660	1.21
Northrop Grumman Corp.	1,417	966,769	8.47
Red Cat Holdings, Inc.	14,874	194,703	1.71
Rheinmetall AG	374	622,888	5.46
RTX Corp.	5,185	1,000,191	8.76
Saab AB, Class B	5,657	367,566	3.22
Thales SA	1,936	563,350	4.94
		8,493,112
Communications Equipment
Ondas, Inc.	19,159	173,196	1.52
Electronic Equipment, Instruments & Components
IPG Photonics Corp.	1,833	209,990	1.84
Next Vision Stabilized Systems Ltd.	3,095	299,619	2.63
Transamerica Series Trust

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)
At March 31, 2026
(unaudited)
Common Stocks - Long	Shares	Value	Percentage of Basket Value
nLight, Inc.	4,885	$278,515	2.44%
Teledyne Technologies, Inc.	488	295,035	2.58
TTM Technologies, Inc.	2,587	252,071	2.21
		1,335,230
IT Services
BigBear.ai Holdings, Inc.	22,395	78,831	0.69
Professional Services
BlackSky Technology, Inc.	7,407	186,372	1.63
CACI International, Inc., Class A	290	157,914	1.38
Leidos Holdings, Inc.	1,362	211,872	1.86
Parsons Corp	1,751	94,842	0.83
Science Applications International Corp.	1,439	136,602	1.20
		787,602
Common Stocks - Long	Shares	Value	Percentage of Basket Value
Software
C3.ai, Inc.	8,452	$71,162	0.62%
Palantir Technologies, Inc., Class A	3,244	474,492	4.16
		545,654
Total Common Stocks - Long		$11,413,625

Total Investments		$11,413,625

(d)	The significant reference entities underlying the corresponding total return swap as of March 31, 2026, are as follows:

Common Stocks - Long	Shares	Value	Percentage of Basket Value
Building Products
Carrier Global Corp.	5,810	$327,178	3.05%
Johnson Controls International PLC	3,917	512,899	4.79
Trane Technologies PLC	1,173	488,687	4.56
		1,328,764
Capital Markets
Coinbase Global, Inc., Class A	353	61,581	0.57
Chemicals
Air Products & Chemicals, Inc.	1,449	420,874	3.93
Linde PLC	1,028	509,847	4.76
Solstice Advanced Materials, Inc.	575	43,797	0.41
		974,518
Construction & Engineering
EMCOR Group, Inc.	279	205,696	1.92
Quanta Services, Inc.	854	468,717	4.37
		674,413
Construction Materials
Eagle Materials , Inc.	446	84,508	0.79
Martin Marietta Materials, Inc.	377	221,666	2.07
Vulcan Materials Co.	782	212,956	1.99
		519,130
Electrical Equipment
Eaton Corp. PLC	1,331	476,233	4.44
Emerson Electric Co.	3,556	465,915	4.35
GE Vernova, Inc.	420	366,769	3.42
Hubbell, Inc.	351	172,221	1.61
Mirion Technologies, Inc.	4,791	89,063	0.83
nVent Electric PLC	1,039	122,837	1.15
Rockwell Automation, Inc.	675	242,123	2.26
		1,935,161
Electronic Equipment, Instruments & Components
Cognex Corp.	2,245	110,006	1.03
Common Stocks - Long	Shares	Value	Percentage of Basket Value
Industrial Conglomerates
Honeywell International, Inc.	2,267	$512,318	4.78%
Life Sciences Tools & Services
Repligen Corp.	745	87,797	0.82
Machinery
ATS Corp.	3,792	106,940	1.00
Caterpillar, Inc.	1,057	748,633	6.99
Cummins, Inc.	819	440,858	4.11
Donaldson Co., Inc.	1,229	104,340	0.97
Dover Corp.	942	196,350	1.83
Fortive Corp.	2,205	121,883	1.14
Ingersoll Rand, Inc.	2,430	194,717	1.82
Kennametal, Inc.	4,871	175,991	1.64
L, Inc.oln Electric Holdings, Inc.	420	104,564	0.98
Parker-Hannifin Corp.	654	585,687	5.47
Terex Corp.	2,039	120,526	1.12
Timken Co.	1,323	133,077	1.24
		3,033,566
Multi-Utilities
Sempra	3,618	351,513	3.28
Professional Services
Jacobs Solutions, Inc.	723	91,992	0.86
Software
Circle Internet Group, Inc.	661	63,077	0.59
Trading Companies & Distributors
Fastenal Co.	7,019	325,662	3.04
United Rentals, Inc.	411	299,672	2.80
WW Grainger, Inc.	317	345,980	3.23
		971,314
Total Common Stocks - Long		$10,715,150
Transamerica Series Trust

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)
At March 31, 2026
(unaudited)

(e)	The significant reference entities underlying the corresponding total return swap as of March 31, 2026, are as follows:

Common Stocks - Long	Shares	Value	Percentage of Basket Value
Banks
ABN AMRO Bank NV	3,707	$115,981	1.26%
AIB Group PLC	12,940	134,627	1.46
Alpha Bank SA	32,410	118,565	1.29
Banca Monte dei Paschi di Siena SpA	14,394	123,371	1.34
Banco Bilbao Vizcaya Argentaria SA	36,468	768,066	8.33
Banco BPM SpA	8,115	111,076	1.20
Banco Comercial Portugues SA, Class R	57,716	55,419	0.60
Banco de Sabadell SA	37,237	130,769	1.42
Banco Santander SA	88,469	968,908	10.51
Bank of Ireland Group PLC	5,458	97,218	1.05
Bankinter SA	4,488	69,275	0.75
BAWAG Group AG	472	70,550	0.77
BNP Paribas SA	13,988	1,307,404	14.18
BPER Banca SpA	8,244	105,935	1.15
CaixaBank SA	21,940	257,381	2.79
Commerzbank AG	4,975	176,789	1.92
Credit Agricole SA	16,230	298,379	3.24
Erste Group Bank AG	1,798	191,959	2.08
Eurobank SA	51,076	200,882	2.18
Common Stocks - Long	Shares	Value	Percentage of Basket Value
FinecoBank Banca Fineco SpA	4,223	$92,275	1.00%
ING Groep NV	18,996	484,602	5.26
Intesa Sanpaolo SpA	103,164	614,456	6.67
KBC Ancora	231	18,681	0.20
KBC Group NV	1,411	170,173	1.85
Nordea Bank Abp	21,101	357,364	3.88
Piraeus Bank SA	17,492	141,023	1.53
Raiffeisen Bank International AG	719	30,189	0.33
Societe Generale SA	9,371	667,900	7.24
Unicaja Banco SA	7,060	20,549	0.22
UniCredit SpA	9,956	699,268	7.59
		8,599,034
Capital Markets
Banca Generali SpA	370	21,727	0.24
Deutsche Bank AG	13,933	403,844	4.38
		425,571
Financial Services
National Bank of Greece SA	12,718	194,261	2.11
Total Common Stocks - Long		$9,218,866

(f)	The significant reference entities underlying the corresponding total return swap as of March 31, 2026, are as follows:

Common Stocks - Long	Shares	Value	Percentage of Basket Value
Aerospace & Defense
Tkms AG& Co. KGaA	1,038	$94,186	0.95%
Building Products
Geberit AG	532	353,852	3.58
Kingspan Group PLC	3,933	327,235	3.32
Rockwool AS, B Shares	6,933	188,618	1.91
		869,705
Commercial Services & Supplies
Bilfinger SE	2,433	275,217	2.79
SPIE SA	5,507	272,273	2.76
		547,490
Construction Materials
Buzzi SpA	5,543	275,562	2.79
Heidelberg Materials AG	2,335	480,560	4.87
Holcim AG	6,379	516,916	5.24
		1,273,038
Diversified Telecommunication Services
United Internet AG	8,401	266,814	2.70
Electrical Equipment
ABB Ltd.	9,864	778,674	7.89
Common Stocks - Long	Shares	Value	Percentage of Basket Value
Nordex SE	10,639	$559,135	5.66%
Siemens Energy AG	6,160	1,011,321	10.25
		2,349,130
Industrial Conglomerates
Siemens AG	2,649	628,756	6.37
Machinery
Alstom SA	12,110	339,043	3.43
Atlas Copco AB, A Shares	35,728	613,494	6.22
GEA Group AG	4,215	297,719	3.02
Georg Fischer AG	3,590	181,048	1.83
KION Group AG	4,299	220,574	2.23
Knorr-Bremse AG	3,656	409,909	4.15
Volvo AB, B Shares	19,660	632,125	6.40
		2,693,912
Metals & Mining
SSAB AB	44,818	346,515	3.51
thyssenkrupp AG	21,021	179,666	1.82
		526,181
Multi-Utilities
E.ON SE	28,389	621,165	6.29
Total Common Stocks - Long		$9,870,377
Transamerica Series Trust

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)
At March 31, 2026
(unaudited)
FUTURES CONTRACTS:

Long Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
2-Year U.S. Treasury Notes	138	06/30/2026	$28,580,151	$28,627,453	$47,302	$—
5-Year U.S. Treasury Notes	15	06/30/2026	1,622,188	1,622,695	507	—
10-Year Canadian Government Bonds	10	06/19/2026	874,566	862,699	—	(11,867)
10-Year Korea Government Bonds	54	06/16/2026	3,879,987	3,828,812	—	(51,175)
10-Year U.S. Treasury Notes	352	06/18/2026	38,709,906	39,088,500	378,594	—
10-Year U.S. Treasury Ultra Notes	14	06/18/2026	1,595,039	1,589,219	—	(5,820)
30-Year Euro BUXL	6	06/08/2026	779,930	764,664	—	(15,266)
German Euro Bund	21	06/08/2026	3,051,022	3,043,573	—	(7,449)
German Euro Schatz	4	06/08/2026	494,063	488,925	—	(5,138)
S&P 500® E-Mini Index	43	06/18/2026	14,524,958	14,127,113	—	(397,845)
U.K. Gilt	3	06/26/2026	361,152	348,597	—	(12,555)
U.S. Treasury Ultra Bonds	63	06/18/2026	7,584,803	7,343,438	—	(241,365)
Total					$426,403	$(748,480)

Short Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
3-Year Australia Treasury Bonds	(64)	06/15/2026	$(4,588,615)	$(4,577,070)	$11,545	$—
10-Year Australia Treasury Bonds	(52)	06/15/2026	(3,870,537)	(3,865,927)	4,610	—
10-Year Japan Government Bonds	(1)	06/15/2026	(831,914)	(821,083)	10,831	—
30-Year U.S. Treasury Bonds	(2)	06/18/2026	(235,059)	(227,750)	7,309	—
Eurex MSCI Japan Index	(71)	06/19/2026	(8,040,937)	(7,893,070)	147,867	—
Euro OAT Futures	(3)	06/08/2026	(425,985)	(411,564)	14,421	—
EURO STOXX 50® Index	(66)	06/19/2026	(4,347,052)	(4,191,922)	155,130	—
FTSE 100 Index	(10)	06/19/2026	(1,377,917)	(1,349,940)	27,977	—
German Euro BOBL	(121)	06/08/2026	(16,465,297)	(16,143,795)	321,502	—
MSCI Canada Futures	(129)	06/19/2026	(23,310,036)	(22,543,403)	766,633	—
MSCI Emerging Markets Index	(158)	06/19/2026	(11,833,876)	(11,491,340)	342,536	—
MSCI Europe Futures	(457)	06/19/2026	(21,750,370)	(21,065,555)	684,815	—
MSCI USA Futures	(69)	06/19/2026	(21,636,361)	(20,700,000)	936,361	—
Nikkei 225 Index	(41)	06/11/2026	(7,033,211)	(6,855,723)	177,488	—
S&P/TSX 60 Index	(2)	06/18/2026	(550,372)	(548,573)	1,799	—
Total					$3,610,824	$—
Total Futures Contracts					$4,037,227	$(748,480)
FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
BCLY	04/06/2026	USD	5,981,437	TRY	314,968,145	$—	$(1,060,233)
BCLY	04/06/2026	TRY	210,424,930	USD	3,626,140	1,078,281	—
BCLY	06/17/2026	USD	313,595	CAD	424,800	7,188	—
BCLY	06/17/2026	USD	3,905	DKK	25,272	—	(21)
BCLY	06/17/2026	USD	24,161,435	EUR	20,867,951	—	(44,672)
BCLY	06/17/2026	USD	16,530	HKD	128,884	26	—
BCLY	06/17/2026	USD	243,231	KRW	358,277,400	8,763	—
BCLY	06/17/2026	USD	11,580	NOK	112,238	—	(4)
BCLY	06/17/2026	CNH	16,438,172	USD	2,406,355	—	(6,805)
BCLY	06/17/2026	EUR	4,483,469	USD	5,172,824	27,846	—
BCLY	06/17/2026	JPY	234,104,866	USD	1,484,754	1	—
BCLY	06/17/2026	RON	1,821,720	USD	411,658	—	(458)
BCLY	06/17/2026	SEK	9,527,771	USD	1,042,799	—	(32,385)
BCLY	06/18/2026	USD	1,018,767	MYR	3,988,027	31,548	—
BNP	06/17/2026	USD	13,349,677	AUD	18,645,072	500,256	—
BNP	06/17/2026	USD	568,739	CHF	444,232	8,419	—
Transamerica Series Trust

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)
At March 31, 2026
(unaudited)
FORWARD FOREIGN CURRENCY CONTRACTS (continued):

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
BNP	06/17/2026	USD	2,338,404	CNH	16,024,500	$—	$(761)
BNP	06/17/2026	USD	6,411	COP	24,106,091	—	(33)
BNP	06/17/2026	USD	4,087,292	JPY	646,118,092	—	(10,559)
BNP	06/17/2026	USD	94,580	MXN	1,688,354	1,014	—
BNP	06/17/2026	USD	378,248	SEK	3,522,168	4,724	—
BNP	06/17/2026	USD	43,884	TWD	1,399,118	—	(113)
BNP	06/17/2026	CHF	417,632	USD	541,550	—	(14,781)
BNP	06/17/2026	CLP	185,762,384	USD	207,579	—	(6,893)
BNP	06/17/2026	CZK	2,606,976	USD	122,584	296	—
BNP	06/17/2026	GBP	500,079	USD	668,609	—	(6,861)
BNP	06/17/2026	KRW	4,667,874,119	USD	3,186,447	—	(131,642)
BNP	06/17/2026	USD	9,924	ZAR	167,592	79	—
CA	06/17/2026	GBP	508,694	USD	675,713	—	(2,565)
CITI	06/17/2026	PEN	840,774	USD	245,031	—	(4,423)
DUB	06/17/2026	USD	206,511	SEK	1,896,500	5,388	—
DUB	06/17/2026	AUD	2,359,245	USD	1,668,340	—	(42,445)
GSI	04/06/2026	USD	11,757,393	TRY	591,074,939	—	(1,457,132)
GSI	04/06/2026	TRY	695,618,153	USD	12,436,437	3,115,337	—
GSI	04/28/2026	USD	3,725,082	EUR	3,213,521	5,461	—
GSI	04/28/2026	USD	3,751,322	EUR	3,247,184	—	(7,263)
GSI	04/28/2026	USD	7,461,544	JPY	1,034,498,029	925,064	—
GSI	04/28/2026	USD	37,562,171	THB	1,226,893,195	272,654	—
GSI	04/28/2026	EUR	6,460,705	USD	7,517,799	—	(39,593)
GSI	04/28/2026	JPY	1,034,498,029	USD	7,535,767	—	(999,287)
GSI	04/28/2026	THB	1,226,893,194	USD	38,519,258	—	(1,229,742)
GSI	06/17/2026	USD	315,709	BRL	1,662,440	266	—
GSI	06/17/2026	USD	477,449	BRL	2,517,587	—	(257)
GSI	06/17/2026	USD	343,616	CHF	268,373	5,111	—
GSI	06/17/2026	USD	8,298,453	EUR	7,194,394	—	(46,797)
GSI	06/17/2026	USD	331,338	GBP	249,109	1,696	—
GSI	06/17/2026	USD	1,982,427	JPY	313,381,840	—	(5,123)
GSI	06/17/2026	USD	1,437,116	KRW	2,114,686,958	53,197	—
GSI	06/17/2026	USD	3,696	NZD	6,303	64	—
GSI	06/17/2026	USD	90,684	THB	2,933,234	1,179	—
GSI	06/17/2026	CAD	473,177	USD	347,146	—	(5,845)
GSI	06/17/2026	CNH	11,812,100	USD	1,726,044	—	(1,781)
GSI	06/17/2026	CNY	40,907,480	USD	5,982,375	—	(30,998)
GSI	06/17/2026	IDR	4,188,884,900	USD	246,074	—	(13)
GSI	06/17/2026	PLN	1,192,302	USD	324,819	—	(3,724)
GSI	06/18/2026	USD	16,744	MYR	65,580	510	—
GSI	01/25/2027	USD	5,695,483	TRY	339,621,644	27,886	—
GSI	01/25/2027	USD	5,348,878	TRY	324,783,884	—	(71,107)
GSI	01/25/2027	TRY	664,405,528	USD	10,985,541	102,041	—
JPM	06/17/2026	USD	264,693	CHF	206,746	3,919	—
JPM	06/17/2026	USD	28,257	DKK	182,881	—	(153)
JPM	06/17/2026	USD	2,019,828	EUR	1,751,081	—	(11,366)
JPM	06/17/2026	USD	1,380,308	GBP	1,037,740	7,080	—
JPM	06/17/2026	USD	43,089	HKD	335,934	73	—
JPM	06/17/2026	USD	40,775	INR	3,785,394	1,181	—
JPM	06/17/2026	USD	149,943	NZD	255,690	2,608	—
JPM	06/17/2026	USD	20,372	SEK	189,699	255	—
JPM	06/17/2026	CAD	2,069,348	USD	1,530,901	—	(38,287)
JPM	06/17/2026	DKK	1,130,848	USD	175,768	—	(95)
JPM	06/17/2026	ILS	686,147	USD	220,250	—	(1,516)
JPM	06/17/2026	MXN	681,181	USD	38,002	—	(252)
JPM	06/17/2026	PLN	304,076	USD	81,714	176	—
JPM	06/17/2026	USD	43,870	ZAR	740,905	342	—
Transamerica Series Trust

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)
At March 31, 2026
(unaudited)
FORWARD FOREIGN CURRENCY CONTRACTS (continued):

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
RBC	06/17/2026	USD	386,433	EUR	335,016	$—	$(2,174)
RBC	06/17/2026	NOK	1,714,751	USD	177,634	—	(660)
SCB	06/17/2026	USD	839,295	THB	26,555,033	28,986	—
SSB	06/17/2026	HUF	18,275,974	USD	53,322	1,344	—
UBS	06/17/2026	USD	3,440,973	EUR	2,969,486	—	(3,530)
UBS	06/17/2026	USD	94,267	IDR	1,594,812,076	586	—
UBS	06/17/2026	USD	2,068,231	JPY	326,939,556	—	(5,306)
UBS	06/17/2026	USD	30,502	NOK	295,674	—	(14)
UBS	06/17/2026	USD	134,701	SGD	170,648	1,248	—
UBS	06/17/2026	CHF	888,719	USD	1,119,157	1,806	—
UBS	06/17/2026	GBP	1,294,385	USD	1,712,338	505	—
UBS	06/17/2026	HUF	28,714,951	USD	85,316	575	—
UBS	06/17/2026	ILS	1,073,165	USD	344,507	—	(2,398)
UBS	06/17/2026	JPY	136,438,607	USD	862,715	2,614	—
UBS	06/17/2026	NZD	439,935	USD	261,492	—	(7,991)
UBS	06/17/2026	TRY	648,046	USD	13,411	—	(52)
Total						$6,237,593	$(5,338,110)
INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
Foreign Government Obligations	25.1%	$203,269,986
U.S. Government Obligations	8.9	72,487,642
Banks	6.0	48,292,697
Semiconductors & Semiconductor Equipment	5.3	42,618,415
U.S. Government Agency Obligations	4.2	33,820,672
Software	3.0	24,146,481
Oil, Gas & Consumable Fuels	2.6	21,247,222
Mortgage-Backed Securities	2.6	21,035,592
Interactive Media & Services	2.5	19,980,112
Technology Hardware, Storage & Peripherals	2.3	18,983,930
Pharmaceuticals	2.3	18,724,384
Insurance	2.0	16,215,573
Financial Services	1.6	12,702,328
Aerospace & Defense	1.5	11,785,924
Health Care Providers & Services	1.4	11,633,226
Capital Markets	1.4	11,250,389
Broadline Retail	1.3	10,732,704
Electric Utilities	1.1	8,671,995
Automobiles	1.0	7,704,876
Metals & Mining	0.9	7,295,545
Hotels, Restaurants & Leisure	0.9	7,225,735
Household Durables	0.9	7,168,150
Machinery	0.9	6,998,800
Health Care Equipment & Supplies	0.9	6,937,595
Consumer Staples Distribution & Retail	0.8	6,711,078
Electrical Equipment	0.7	5,866,742
Biotechnology	0.7	5,656,983
Communications Equipment	0.7	5,615,589
Specialty Retail	0.6	4,984,821
Chemicals	0.6	4,769,260
Diversified Telecommunication Services	0.5	4,312,498
Food Products	0.5	4,226,296
Entertainment	0.5	3,982,840
Beverages	0.5	3,963,265
IT Services	0.5	3,853,285
Transamerica Series Trust

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)
At March 31, 2026
(unaudited)
INVESTMENTS BY INDUSTRY (continued):

Industry	Percentage of Total Investments	Value
Electronic Equipment, Instruments & Components	0.4%	$3,520,806
Asset-Backed Securities	0.4	3,159,255
Ground Transportation	0.4	3,028,312
Multi-Utilities	0.4	2,933,794
Textiles, Apparel & Luxury Goods	0.3	2,585,810
Household Products	0.3	2,509,956
Tobacco	0.3	2,503,596
Life Sciences Tools & Services	0.3	2,475,859
Industrial Conglomerates	0.3	2,363,595
Real Estate Management & Development	0.3	2,133,426
Professional Services	0.3	2,109,717
Specialized REITs	0.2	2,004,419
Media	0.2	1,956,429
Building Products	0.2	1,942,815
Construction & Engineering	0.2	1,929,031
Industrial REITs	0.2	1,901,955
Commercial Services & Supplies	0.2	1,866,169
Consumer Finance	0.2	1,594,056
Trading Companies & Distributors	0.2	1,525,739
Personal Care Products	0.2	1,459,012
Air Freight & Logistics	0.2	1,402,797
Construction Materials	0.1	1,164,406
Retail REITs	0.1	945,620
Health Care REITs	0.1	846,109
Energy Equipment & Services	0.1	828,225
Diversified REITs	0.1	802,821
Wireless Telecommunication Services	0.1	785,195
Residential REITs	0.1	618,715
Independent Power & Renewable Electricity Producers	0.1	611,140
Internet & Catalog Retail	0.1	562,434
Containers & Packaging	0.1	520,528
Municipal Government Obligation	0.1	503,819
Gas Utilities	0.1	470,426
Transportation Infrastructure	0.0 *	392,788
Passenger Airlines	0.0 *	348,319
Automobile Components	0.0 *	316,880
Water Utilities	0.0 *	291,690
Paper & Forest Products	0.0 *	221,877
Marine Transportation	0.0 *	185,981
Health Care Technology	0.0 *	150,201
Distributors	0.0 *	87,036
Mortgage Real Estate Investment Trusts	0.0 *	61,208
Office REITs	0.0 *	55,739
Diversified Consumer Services	0.0 *	40,068
Investments	94.1	762,590,403
Short-Term Investments	5.9	48,240,942
Total Investments	100.0%	$ 810,831,345
Transamerica Series Trust

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)
At March 31, 2026
(unaudited)
INVESTMENT VALUATION:

Valuation Inputs (S)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (T)	Value
ASSETS
Investments
Common Stocks	$289,921,855	$83,086,090	$13,828	$373,021,773
Foreign Government Obligations	—	203,269,986	—	203,269,986
U.S. Government Obligations	—	72,487,642	—	72,487,642
Corporate Debt Securities	—	54,923,350	46,928	54,970,278
U.S. Government Agency Obligations	—	33,820,672	—	33,820,672
Mortgage-Backed Securities	—	21,035,592	—	21,035,592
Asset-Backed Securities	—	3,159,255	—	3,159,255
Municipal Government Obligation	—	503,819	—	503,819
Preferred Stocks	—	321,326	—	321,326
Rights	—	60	—	60
Convertible Bonds	—	—	0	0
Warrant	—	—	0	0
Short-Term U.S. Government Obligation	—	1,984,787	—	1,984,787
Other Investment Company	2,257,027	—	—	2,257,027
Repurchase Agreement	—	43,999,128	—	43,999,128
Total Investments	$292,178,882	$518,591,707	$60,756	$810,831,345
Other Financial Instruments
Over-the-Counter Swap Agreements	$—	$4,668,587	$—	$4,668,587
Futures Contracts (U)	4,037,227	—	—	4,037,227
Forward Foreign Currency Contracts (U)	—	6,237,593	—	6,237,593
Total Other Financial Instruments	$4,037,227	$10,906,180	$—	$14,943,407
LIABILITIES
Other Financial Instruments
Over-the-Counter Swap Agreements	$—	$(16,753,735)	$—	$(16,753,735)
Futures Contracts (U)	(748,480)	—	—	(748,480)
Forward Foreign Currency Contracts (U)	—	(5,338,110)	—	(5,338,110)
Total Other Financial Instruments	$(748,480)	$(22,091,845)	$—	$(22,840,325)
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
*	Percentage rounds to less than 0.1% or (0.1)%.
(A)
All or a portion of the security is on loan. The total value of the securities on loan is $6,491,089, collateralized by cash collateral of $2,257,027 and non-cash collateral, such as U.S. government securities of $5,109,116. The amount on loan indicated may not correspond with the securities on loan identified because a security with pending sales are in the process of recall from the brokers.

(B)	Non-income producing security.
(C)
Security is Level 3 of the fair value hierarchy and is valued based on unobservable inputs (see Notes to Schedule of Investments). At March 31, 2026,
the total value of the securities is $60,756, representing 0.0% of the Portfolio’s net assets.

(D)	Fair valued as determined in good faith in accordance with TAM's procedures. At March 31, 2026, the total value of the securities is $60,816, representing 0.0% of the Portfolio’s net assets.
(E)	Restricted security. At March 31, 2026, the total value of such securities held by the Portfolio is as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Common Stocks	Quintis Australia Pty. Ltd.	10/25/2018	$1,059,498	$1	0.0%*

Transamerica Series Trust

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)
At March 31, 2026
(unaudited)
(F)
Security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Security may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2026, the total value of 144A securities is $36,612,531, representing 4.4% of the
Portfolio's net assets.

(G)
Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At March 31, 2026, the total value of the Regulation S securities is $93,482,461, representing
11.3% of the Portfolio's net assets.

(H)	Security deemed worthless.
(I)
Floating or variable rate security. The rate disclosed is as of March 31, 2026. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.

(J)
Payment in-kind. Security pays interest or dividends in the form of additional bonds or preferred stock. If the security makes a cash payment in addition to in-kind, the cash rate is disclosed separately.

(K)	Perpetual maturity. The date displayed is the next call date.
(L)
When-issued, delayed-delivery and/or forward commitment (including TBAs) security. Security to be settled and delivered after March 31, 2026.
Security may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.

(M)	Rate disclosed reflects the yield at March 31, 2026.
(N)
Security in default; no interest payments received and/or dividends declared during the last 12 months. At March 31, 2026, the value of this security is
$0, representing 0.0% of the Portfolio's net assets.

(O)	Rounds to less than $1 or $(1).
(P)	All or a portion of the security has been segregated by the custodian as collateral to cover margin requirements for open futures contracts. The total value of the securities is $1,500,499.
(Q)	All or a portion of investments is owned by Transamerica Cayman Morgan Stanley Global Allocation Ltd., a wholly-owned subsidiary of the Portfolio.
(R)
At the termination date, a net cash flow is exchanged where the total return is equivalent to the return of the reference entity less a financing rate, if any.
As a receiver, the Portfolio would receive payments based on any positive total return and would owe payments in the event of a negative total return.
As the payer, the Portfolio would owe payments on any net positive total return and would receive payment in the event of a negative total return.

(S)
There were no transfers in or out of Level 3 during the period ended March 31, 2026. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

(T)	Level 3 security was not considered significant to the Portfolio.
(U)	Derivative instruments are valued at unrealized appreciation (depreciation).
CURRENCY ABBREVIATION(S):
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chile Peso
CNH	Chinese Yuan Renminbi (offshore)
CNY	China Yuan Renminbi
COP	Colombian Peso
CZK	Czech Republic Koruna
DKK	Denmark Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungary Forint
IDR	Indonesia Rupiah
ILS	Israel New Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexico Peso
MYR	Malaysia Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Sol
PLN	Poland Zloty
RON	Romania New Leu
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thailand Baht
Transamerica Series Trust

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)
At March 31, 2026
(unaudited)
CURRENCY ABBREVIATION(S) (continued):
TRY	Turkish New Lira
TWD	Taiwan New Dollar
USD	United States Dollar
ZAR	South Africa Rand
COUNTERPARTY ABBREVIATION(S):
BCLY	Barclays Bank PLC
BNP	BNP Paribas
CA	Credit Agricole
CITI	Citibank, N.A.
DUB	Deutsche Bank AG
GSI	Goldman Sachs International
JPM	JPMorgan Chase Bank, N.A.
RBC	Royal Bank of Canada
SCB	Standard Chartered Bank
SSB	State Street Bank & Trust Co.
UBS	UBS AG
PORTFOLIO ABBREVIATION(S):
ADR	American Depositary Receipt
BOBL	Bundesobligationen (German Federal Government Securities)
BUXL	Bundesanleihen (German Long-Term Debt)
EUREX	Eurex Exchange (German Derivatives Exchange)
EURIBOR	Euro Interbank Offer Rate
FTSE	Financial Times Stock Exchange
ICE	IntercontinentalExchange®
OAT	Obligations Assimilables du Tresor (Treasury Obligations)
OW	Overweight
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Interbank Average
STOXX	Deutsche Börse Group & SIX Group Index
Schatz	Bundesschatzanweisungen (German Federal Government 2-Year Securities)
TBA	To Be Announced
TSX	Toronto Stock Exchange
UW	Underweight
Transamerica Series Trust

Transamerica Morgan Stanley Global Allocation VP

NOTES TO SCHEDULE OF INVESTMENTS
At March 31, 2026
(unaudited)
INVESTMENT VALUATION
Transamerica Morgan Stanley Global Allocation VP (the "Portfolio") is a series of the Transamerica Series Trust.
Transamerica Asset Management, Inc. (“TAM”) has been designated as the Portfolio's valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Portfolio's Board of Trustees. The net asset value of the Portfolio is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Portfolio's investments and derivative instruments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio's investments at March 31, 2026, is disclosed within the Investment Valuation section of the Consolidated Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.
Convertible bonds: The fair value of convertible bonds is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, broker price quotations (where observable), and models incorporating benchmark curves, underlying stock data, and foreign exchange rates. While most convertible bonds are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.
Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative
Transamerica Series Trust

Transamerica Morgan Stanley Global Allocation VP

NOTES TO SCHEDULE OF INVESTMENTS (continued)
At March 31, 2026
(unaudited)
instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.
Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.
Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.
Foreign government obligations: Foreign government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Foreign government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Mortgage-backed securities: The fair value of mortgage-backed securities is estimated based on models that consider issuer type, coupon, cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic life caps and the next coupon reset date. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.
Municipal government obligations: The fair value of municipal government obligations and variable rate notes is estimated based on models that consider, among other factors, information received from market makers and broker-dealers, current trades, bid-want lists, offerings, market movements, the liquidity of the bond, state of issuance, benchmark yield curves, and bond or note insurance. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.
Rights: Rights may be priced intrinsically using a model that incorporates the subscription or strike price, the daily market price for the underlying security, and a subscription ratio. If the inputs are unavailable, or if the subscription or strike price is higher than the market price, then the rights are priced at zero. Rights are generally categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
U.S. government agency obligations: U.S. government agency obligations are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government obligations. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.
U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Warrants: Warrants may be priced intrinsically using a model that incorporates the subscription or strike price, the daily market price for the underlying security, and a subscription ratio. If the inputs are unavailable, or if the subscription or strike price is higher than the market price, then the warrants are priced at zero. Warrants are generally categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Short-term notes: The Portfolio normally values short-term government and U.S. government agency securities using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers and reference data.
Transamerica Series Trust

Transamerica Morgan Stanley Global Allocation VP

NOTES TO SCHEDULE OF INVESTMENTS (continued)
At March 31, 2026
(unaudited)
Certain securities are valued by principally using dealer quotations. Short-term government and U.S. government agency securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
Restricted securities: Restricted securities for which quotations are not readily available are valued at fair value. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted securities issued by nonpublic entities may be valued by reference to comparable public entities and/or fundamental data relating to the issuer. Depending on the relative significance of observable valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.
Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter ("OTC") derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties' creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.
Transamerica Series Trust